N-4	Apr. 23, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	FORETHOUGHT LIFE INSURANCE COSEPARATE ACCOUNT A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Apr. 23, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	Your Contract may be subject to surrender charges (or Contingent Deferred Sales Charges) depending on the class of Contract that you own (i.e., B Share or C Share).
• B Share. If you withdraw money from your Contract within 5 years following your last Premium Payment, you may be assessed a surrender charge of up to 9% (as a percentage of Remaining Gross Premiums), declining to 0% over that time period.
• C Share. No surrender charges.
	For example, if you invest $100,000 in the Contract and make an early withdrawal, you could be assessed a surrender charge of up to $9,000 for a B Share Contract. No surrender charges would apply to a C Share Contract.			Fee Summary Charges and Fees — Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other Contract transactions, such as transferring amounts between investment options.			Fee Summary
Ongoing Fees and Expenses (annual charges)	The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Summary Charges and Fees Appendix B — Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1] (Varies by Contract class)	1.00%	1.15%
	Investment Options[2] (Fund fees and expenses)	0.29%	2.38%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	0.50%[4]
[1] As a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments.
[2] As a percentage of Fund net assets, plus any applicable Fund Facilitation Fee.
[3] As a percentage of Earnings Protection Death Benefit value.
[4] As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost: $1,219
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Fund fees and expenses
• No optional benefits
• No surrender charges
• No additional Premium Payments,
transfers, or withdrawals	Highest Annual Cost: $3,556
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive optional benefits, and Fund fees and expenses
• No surrender charges
• No additional Premium Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

  Your Contract may be subject to surrender charges (or Contingent Deferred Sales Charges) depending on the class of Contract that you own (i.e., B Share or C Share).
• B Share. If you withdraw money from your Contract within 5 years following your last Premium Payment, you may be assessed a surrender charge of up to 9% (as a percentage of Remaining Gross Premiums), declining to 0% over that time period.
• C Share. No surrender charges.
For example, if you invest $100,000 in the Contract and make an early withdrawal, you could be assessed a surrender charge of up to $9,000 for a B Share Contract. No surrender charges would apply to a C Share Contract.   Fee Summary
	Charges and Fees — Sales Charges
Transaction Charges [Text Block]	Transaction Charges Other than surrender charges (if any), there are no charges for other Contract transactions, such as transferring amounts between investment options. Fee Summary
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

  The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.   Fee Summary
Charges and Fees
Appendix B — Funds Available Under the Contract

Annual Fee

Minimum

Maximum

          Base Contract[1](Varies by Contract class)
1.00%
1.15%         Investment Options[2](Fund fees and expenses)
0.29%
2.38%

Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)

0.25%[3]

0.50%[4]         [1] As a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments.
[2] As a percentage of Fund net assets, plus any applicable Fund Facilitation Fee.
[3] As a percentage of Earnings Protection Death Benefit value.
[4] As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.         Lowest Annual Cost: $1,219
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Fund fees and expenses
• No optional benefits
• No surrender charges
• No additional Premium Payments,
transfers, or withdrawals   Highest Annual Cost: $3,556
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive optional benefits, and Fund fees and expenses
• No surrender charges
	• No additional Premium Payments, transfers, or withdrawals
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.38%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets, plus any applicable Fund Facilitation Fee.
Optional Benefits Minimum [Percent]	0.25%	[3]
Optional Benefits Maximum [Percent]	0.50%	[4]
Optional Benefits Footnotes [Text Block]	[3] As a percentage of Earnings Protection Death Benefit value. [4] As a percentage of Contract Value.
Lowest and Highest Annual Cost [Table Text Block]	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Lowest Annual Cost: $1,219
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Fund fees and expenses
• No optional benefits
• No surrender charges
• No additional Premium Payments,
transfers, or withdrawals   Highest Annual Cost: $3,556
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive optional benefits, and Fund fees and expenses
• No surrender charges
	• No additional Premium Payments, transfers, or withdrawals
Lowest Annual Cost [Dollars]	$ 1,219
Highest Annual Cost [Dollars]	$ 3,556
Risks [Table Text Block]	RISKS Location in
Prospectus

Risk of Loss

You can lose money by investing in this Contract, including your principal investment.

Principal Risks of Investing in the Contract

Not a Short-Term Investment

  • This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
• The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Principal Risks of Investing in the Contract

Risks Associated with Investment Options

  • An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (the Fund options).
• Each investment option (including the Fixed Account and the Multi-Year Guaranteed Accounts for class B shares) has its own unique risks.
• You should review the investment options before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risks

An investment in the Contract is subject to the risks related to us, Forethought Life Insurance Company. Any obligations (including under the Fixed Account and the Multi-Year Guaranteed Accounts for class B shares), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Forethought Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-866-645-2449 or visiting www.globalatlantic.com.

Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Investments • Certain investment options may not be available under your Contract.
• You may make one transfer between the Fund options per day. You are allowed to submit 12 transfers between the Fund options per year by internet or telephone before we require you to submit additional transfer requests in writing through U.S. Mail or overnight delivery service.
• Your transfers between the Fund options are also subject to other policies designed to deter excessively frequent transfers and market timing.
• Transfers to and from the Fixed Account are subject to significant restrictions.
• Transfers from a Multi-Year Guaranteed Account are not allowed until the end of the current 3-year or 5-year duration, as applicable.
• We reserve the right to remove or substitute Funds as investment options.  Management of the Contract
	Information on Your Account
Optional Benefit Restrictions [Text Block]	Optional Benefits • There are additional restrictions and limitations under the Contract's optional benefits.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.  Earnings Protection Death Benefit
	Optional Withdrawal Benefits
Tax Implications [Text Block]	Tax Implications • You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with the Contract.
• If you purchase the Contract through an IRA, there is no additional tax deferral under the Contract.
• Earnings under your Contract are taxed at ordinary income tax rates when distributed or deemed distributed. You may have to pay an additional 10% federal tax if you take a distribution before age 59 1/2.

Federal Tax Considerations/Information Regarding IRAs

Investment Professional Compensation [Text Block]	Investment Professional Compensation

Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.

Additional Information — How Contracts are Sold

Exchanges [Text Block]	Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Additional Information — How Contracts are Sold

Item 4. Fee Table [Text Block]

4. Fee Summary

The following tables describe the fees and expenses that you will pay when buying, owning, making Partial Withdrawals from, and Surrendering this variable annuity. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy, make Partial Withdrawals from, or Surrender this variable annuity or transfer amounts between investment options. State Premium taxes may also be deducted.

Transaction Expenses

	Surrender Charge
	B Share	C Share
Contingent Deferred Sales Charge (CDSC) (1)		None
Year 1	9%
2	8%
3	7%
4	6%
5	5%
6+	0%

(1)  Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 8.b. Sales Charges, and the Contingent Deferred Sales Charge Examples 1-5 in Appendix A for more information on how CDSC is calculated.

The next table describes the fees and expenses that you will pay each year during the time that you own this variable annuity, not including annual Fund fees and expenses. If you choose to purchase an Optional Benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	B Share	C Share
Administrative Expenses (2)	$50	$50
Base Contract Expenses (as a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments) (3)	1.00%	1.15%
Optional Benefit Expenses
Lifetime Spending Account (4)	1.00%	1.00%
Earnings Protection Death Benefit (5)	0.50%	0.50%

(2)  Referred to as an Annual Maintenance Fee. Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.

(3)  Base Contract Expenses include a Mortality and Expense Risk Charge of 0.80% for B shares and 0.95% for C shares; and an Administrative Charge of 0.20%. Base Contract Expenses do not reflect any applicable Fund Facilitation Fee, which is an annual charge deducted from Contract Value invested in certain Sub-Accounts.

(4)  The current rider charge is 0.50%.

(5)  The current rider charge is 0.25%.

The next table shows the minimum and maximum annual fund operating expenses charged by the Funds that you may pay periodically during the time that you own this variable annuity. These amounts also include applicable Fund Facilitation Fees if you choose to invest in certain Fund options. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix B to this document.

	Minimum	Maximum
Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)	0.29%	2.38%

EXAMPLE

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. These costs include transaction expenses, annual Contract expense, and annual Fund operating expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund operating expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

B-Share

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year	$14,529
3 years	$23,555
5 years	$32,459
10 years	$54,196

(2)  If you annuitize at the end of the applicable time period:

1 year	$5,484
3 years	$16,509
5 years	$27,412
10 years	$54,146

(3)  If you do not Surrender your Contract:

1 year	$5,534
3 years	$16,559
5 years	$27,462
10 years	$54,196

C-Share

(1)  If you Surrender your Contract, or you do not Surrender your Contract, at the end of the applicable time period:

1 year	$5,686
3 years	$16,989
5 years	$28,132
10 years	$55,310

(2)  If you annuitize at the end of the applicable time period:

1 year	$5,636
3 years	$16,939
5 years	$28,082
10 years	$55,260

Transaction Expenses [Table Text Block]

Transaction Expenses

	Surrender Charge
	B Share	C Share
Contingent Deferred Sales Charge (CDSC) (1)		None
Year 1	9%
2	8%
3	7%
4	6%
5	5%
6+	0%

(1)  Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 8.b. Sales Charges, and the Contingent Deferred Sales Charge Examples 1-5 in Appendix A for more information on how CDSC is calculated.

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	B Share	C Share
Administrative Expenses (2)	$50	$50
Base Contract Expenses (as a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments) (3)	1.00%	1.15%
Optional Benefit Expenses
Lifetime Spending Account (4)	1.00%	1.00%
Earnings Protection Death Benefit (5)	0.50%	0.50%

(2)  Referred to as an Annual Maintenance Fee. Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.

(3)  Base Contract Expenses include a Mortality and Expense Risk Charge of 0.80% for B shares and 0.95% for C shares; and an Administrative Charge of 0.20%. Base Contract Expenses do not reflect any applicable Fund Facilitation Fee, which is an annual charge deducted from Contract Value invested in certain Sub-Accounts.

(4)  The current rider charge is 0.50%.

(5)  The current rider charge is 0.25%.

Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)	0.29%	2.38%

Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	2.38%
Item 5. Principal Risks [Table Text Block]

5. Principal Risks of Investing in the Contract

Risk of Loss. You can lose money by investing in this Contract, including your principal investment. The value of your Contract is not guaranteed by the U.S. government or any federal government agency, insured by the FDIC, or guaranteed by any bank.

Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protection mean that this Contract is more beneficial to investors with a long investment time horizon.

Fund Option (Sub-Account) Risk. Amounts that you invest in the Fund options (i.e., the Sub-Accounts) are subject to the risk of poor investment performance. Generally, if the Sub-Accounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Sub-Account's performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund's investment risks when you invest in the corresponding Sub-Account. You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Sub-Accounts you have chosen. Even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. We do not promise that the Funds will meet their investment objectives. You should periodically review your allocations in light of market conditions and overall financial goals.

Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract, including a Surrender and Partial Withdrawals. A Surrender or Partial Withdrawal may be subject to substantial Surrender Charges. A Surrender or Partial Withdrawal may be subject to federal and state taxes, including an additional 10% federal income tax on the taxable portion of the withdrawal, if taken prior to age 59?. You should consider that a Surrender terminates the Contract. You should also consider the impact that a Partial Withdrawal may have on the standard and optional benefits under your Contract. Partial Withdrawals will reduce the value of the standard Death Benefit on a dollar-for-dollar basis. In addition, Partial Withdrawals may reduce the value of an optional living or death benefit that you have elected on a dollar-for-dollar basis or proportionate basis, and could result in the termination of the benefit. If a benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn and could result in termination of the benefit. If you have amounts invested in the Fixed Account or the Multi-Year Guaranteed Accounts and need ready access to cash, you should consider that we may defer payment of any amounts withdrawn from those investment options for up to six months from the date of the withdrawal request. You cannot make withdrawals from the Contract after it has been annuitized unless your Annuity Payout Option provides otherwise (in the form of Commuted Value).

Managed Volatility Fund Risk. As described in more detail in the Fund prospectuses, certain Funds (including Funds that are affiliated with us) employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk. A Fund's managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Funds that employ a managed volatility strategy are identified in Appendix B — Funds Available Under the Contract.

Fixed Account Interest Rate Risk. We guarantee that we will credit interest to amounts you allocate to the Fixed Account, a Multi-Year Guaranteed Account, or the DCA Plus Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.

Transfer Risk. You are allowed to make only one transfer between the Sub-Accounts per day, and you are allowed to only make 12 transfers between the Sub-Accounts by internet or telephone per year before we require you to submit additional transfer requests in writing through U.S. Mail or overnight delivery service. In addition, the Contract's restrictions on the maximum amount that may be transferred annually from the Fixed Account, and when amounts may be transferred to the Fixed Account, may restrict your ability to perform transfers involving the Fixed Account. You should also consider that amounts cannot be transferred from a Multi-Year Guaranteed Account until the end of its current duration. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.

Asset Allocation Model Risk. You may choose to participate in the static asset allocation models that are available under the Contract. Participating in an asset allocation model does not guarantee that your Contract Value will increase. Nor will it protect against a decline in Contract Value in down markets. If you choose to participate in an asset allocation model, you are responsible for determining which model (if any) is best for you.

Selection Risk. The standard and optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account are subject to our financial strength and claims-paying capabilities. If we experience financial distress, we may not be able to meet our obligations to you.

Cybersecurity and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cybersecurity incidents. Systems failures and cybersecurity incidents may adversely affect us or our third-party service providers, as well as you and your Contract. Cybersecurity incidents could severely interfere with our ability to administer the Contract, including our ability to process transactions and calculate Contract values. They could impede our ability to calculate unit values. They could also result in the unauthorized release of your personal information. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters and catastrophes may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cybersecurity incidents, or natural and man-made disasters and catastrophes. These risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

Financial services companies and their third-party service providers are increasingly the targets of cyberattacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyberattack. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.

For more detailed information, please refer to f. Additional Information About Business Continuity Risk and Cybersecurity Risk in Section 12. Additional Information.

Item 10. Benefits Available (N-4) [Text Block]

What other ways can you invest?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes. Certain programs may not be available if you have elected certain Optional Benefits.

InvestEase

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account or the Multi-Year Guaranteed Accounts.

Example

You decide to enroll in our InvestEase program by investing $100 monthly from either your checking or savings account into your variable annuity on the first business day of each month. Every month your bank will electronically transfer $100 to us to invest in your variable annuity according to the allocation instructions you provided us. Using InvestEase will allow you the opportunity to take advantage of market fluctuations and over time, benefit from a lower average cost, similar to Dollar Cost Averaging (see Dollar Cost Averaging example on page 23). It also allows you the convenience of automatically investing without writing and mailing in checks.

Static Asset Allocation Models

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account or the Multi-Year Guaranteed Accounts. We may make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Financial Intermediary. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase, nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third- party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

Example

You have decided you want to invest in a static asset allocation model on a quarterly basis. You decide you're going to invest $300 a quarter into the model through InvestEase on the first business day of each quarter. The model you have chosen is one based on growth and your model is as follows:

ABC VP Growth Fund	25%
XYZ Growth Series	25%
QRS VT Equity Income Fund	20%
LMN Total Return Bond Fund	15%
HGI Bond Portfolio	15%
Total	100%

At the end of the first quarter, the values of each of these funds represent the following percentages:

ABC VP Growth Fund	18%
XYZ Growth Series	16%
QRS VT Equity Income Fund	26%
LMN Total Return Bond Fund	22%
HGI Bond Portfolio	18%
Total	100%

Because the percentages are no longer in alignment with the model's percentages, we will automatically transfer some of your funds in QRS VT Equity Income Fund, LMN Total Return Bond Fund, and HGI Bond Portfolio, which have all increased, to ABC VP Growth Fund and XYZ Growth Series, which have both decreased during the quarter, so the percentages allocated to each of those five funds will now equal the original model:

ABC VP Growth Fund	25%
XYZ Growth Series	25%
QRS VT Equity Income Fund	20%
LMN Total Return Bond Fund	15%
HGI Bond Portfolio	15%
Total	100%

Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

Example

As the Owner of a class B share Contract, you have decided you want to invest in asset rebalancing on a quarterly basis. You decide you're going to invest $150 a month into six funds you selected through Dollar Cost Averaging from the Fixed Account on the first business day of each month. The funds you have chosen to rebalance are as follows:

DEF Managed Risk Portfolio	50%
ABC U.S. Large Value Portfolio	20%
TUV VIP Growth Fund	15%
OPQ Mid Cap Value Fund	5%
JKL International Growth Portfolio	5%
UVW Foreign VIT Fund	5%
Total	100%

At the end of the first month, the values of each of these funds represent the following percentages:

DEF Managed Risk Portfolio	48%
ABC U.S. Large Value Portfolio	15%
TUV VIP Growth Fund	19%
OPQ Mid Cap Value Fund	4%
JKL International Growth Portfolio	11%
UVW Foreign VIT Fund	3%
Total	100%

Because the percentages are no longer in alignment with the percentages of the six funds you selected at the beginning of the program, we will automatically transfer some of your funds in TUV VIP Growth Fund and JKL International Growth Portfolio, which have both increased, to DEF Managed Risk Portfolio, ABC U.S. Large Value Portfolio, OPQ Mid Cap Value Fund, and UVW Foreign VIT Fund, which have all decreased during the month, so the percentages allocated to each of those six funds will now equal the original percentages you selected.

DEF Managed Risk Portfolio	50%
ABC U.S. Large Value Portfolio	20%
TUV VIP Growth Fund	15%
OPQ Mid Cap Value Fund	5%
JKL International Growth Portfolio	5%
UVW Foreign VIT Fund	5%
Total	100%

Dollar Cost Averaging Programs

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

•  DCA Plus

•  Fixed Amount DCA

•  Earnings/Interest DCA

DCA Plus — This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus is not available for C share class Contracts.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

•  Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

•  You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

•  Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

•  If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

•  If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

•  The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

•  You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (for class B shares) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (not available if the C share class Contract was selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Example

You decide you're going to enroll in Dollar Cost Averaging and transfer $100 monthly from Sub-Account A in your variable annuity to Sub-Account F on the first business day of each month. Every month, your $100 will purchase $100 worth of Accumulation Units of Sub-account F based on that day's Accumulation Unit Value for Sub-Account F.

The table below shows your $100 transfer amounts to Sub-Account F over ten months. Throughout these ten months, you transferred a total of $1,000.

Month	Transfer Amount	Sub-Account F Accumulation Unit Value	Number of Accumulation Units Purchased	Number of Accumulation Units Owned	Sub-Account F Value
1	$100	$10.00	10	10.00	$100.00
2	100	10.50	9.52	19.52	204.96
3	100	10.75	9.30	28.82	309.81
4	100	11.00	9.09	37.91	417.01
5	100	10.25	9.75	47.66	488.51
6	100	9.95	10.05	57.71	574.21
7	100	9.80	10.20	67.91	665.51
8	100	9.85	10.15	78.06	768.89
9	100	10.25	9.75	87.81	900.05
10	100	11.25	8.88	96.69	1,087.76

Your average Accumulation Unit Value is $10.49 (add each Sub-Account F Accumulation Unit Value together and divide by 10), but your average cost is lower at $10.34 ($1,000 total transfers divided by 96.69 total units). Dollar Cost Averaging allowed you to take advantage to the fluctuations in the market as Sub-Account F increased and decreased in value without investing all your money at once and risk investing on a day where Sub-Account F experienced its highest value.

What programs are available for withdrawals?

Systematic Withdrawal Program

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, we may require payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 1. Glossary of Terms and Section 8.b. Sales Charges. Amounts received prior to age 59 1/2 may have adverse tax consequences, including an additional 10% federal income tax on the taxable portion of the withdrawal payment. You may be able to satisfy Code Section 72(t)/(q) requirements relating to "substantially equal periodic payments" by enrolling in this Program. Please see Section 13. Federal Tax Considerations and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

If you elected the Lifetime Spending Account rider and you enroll in a Systematic Withdrawal Program for your Lifetime Annual Payments, the systematic withdrawal feature will automatically increase or decrease your systematic withdrawal. At the time the Program is established, the systematic withdrawal will be set and will be equal to your current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the Contract Year. On the day a subsequent Premium Payment is received, a non-systematic withdrawal occurs, or the Contract Anniversary occurs, the systematic withdrawal will reset and will be equal to your then current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the contract year. This Program will terminate upon termination of the Lifetime Spending Account rider.

Example

You decide you need a Partial Withdrawal at least twice a year for personal reasons. You decide to enroll in our Systematic Withdrawal Program on a semi-annual basis. You have requested $2,000 net on the last business day of June and December, 10% federal tax withholding, no state tax withholding, and to liquidate the funds from ABC VP Growth Fund at 60% and OPQ Mid Cap Value Fund at 40% to be sent to your checking account. Every June and December, we will automatically transfer the $2,000 to your bank electronically after any applicable charges, and federal tax withholding. Using the Systematic Withdrawal Program allows you to conveniently receive funds from your annuity without having to mail in a request. However, should a transfer to your bank account occur during a down market, more Accumulation Units will need to be liquidated to meet your Partial Withdrawal needs. Over time, if the down market persists, your overall performance in the funds you are liquidating from will be lower.

•  If you are a patient in a certified long-term care facility or other eligible facility — CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner, or Annuitant in the case of a non-natural Owner, are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

For this waiver to apply, you must:

•  have owned the Contract continuously since it was issued,

•  provide written proof of your eligibility satisfactory to us, and

•  request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

•  If you have been diagnosed with a terminal illness — CDSC will be waived for a Partial Withdrawal or full Surrender of your Contract if you or the joint Owner, or Annuitant in the case of a non-natural Owner, were diagnosed by a qualifying Physician with a life expectancy of 12 months or less.

For this waiver to apply, you must:

•  have not been diagnosed on or during the 12 months prior to your Contract issue date,

•  provide written proof of your terminal illness satisfactory to us (we reserve the right to require a secondary medical opinion by a qualifying Physician of our choosing in which we will pay for such secondary medical opinion), and

•  request a Partial Withdrawal or the full Surrender of your Contract.

This waiver will terminate upon a change of any beneficial Owner. This waiver may not be available in all states.

9. Benefits Under the Contract

The following tables summarize information about the benefits available under the Contract.

STANDARD BENEFITS (No Additional Charge)

Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
InvestEase	Electronic transfer of funds from your bank account into your Contract on a monthly or quarterly basis.	• Minimum amount for each transfer is $50. • Cannot use this Program to invest in the DCA Plus Fixed Account or the Multi-Year Guaranteed Accounts.
Static Asset Allocation Models	Model allocations among Fund options that may be based on factors such as, e.g., risk, investment time horizon, or certain Funds or Fund complexes.	• May invest through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested.
• Investments will be automatically rebalanced quarterly.
• Fixed Account and Multi-Year Guaranteed Accounts excluded from models.
• You will not be provided with information regarding model updates.
• Your allocations will not be automatically changed if there are model updates.
• Program transfers do not count against transfer limitations.
Asset Rebalancing	Provides for automatic rebalancing of your Fund option selections based on your allocation instructions.	• May have only one set of standing asset allocation instructions. • Fixed Account and Multi-Year Guaranteed Accounts are excluded. • Program transfers do not count against transfer limitations.
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar Cost Averaging — DCA Plus	Provides for monthly transfers from a DCA Plus Fixed Account to the Fund options over a period of time, while amounts remaining in the DCA Plus Fixed Account are credited interest.	• Limited to 6-month or 12-month durations.
• Not available under C share class Contracts.
• Amounts can be transferred only to the Fund options.
• Each investment in a DCA Plus Fixed Account is considered a separate DCA Plus program.
• Interest rates may differ for simultaneous DCA Plus programs.
• Up to five simultaneous DCA Plus programs.
• Minimum starting investment: $5,000 ($2,000 for IRAs).
• Program transfers do not count against transfer limitations.
Dollar Cost Averaging — Fixed Amount DCA	Provides for regular transfers of a fixed amount from any Fund option or the Fixed Account (for class B shares) to one or more Fund options.	• Amounts can be transferred only to one or more other Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
• Program transfers do not count against transfer limitations.
Dollar Cost Averaging — Earnings/Interest DCA	Provides for regular transfers of earnings or interest from any Fund option or the Fixed Account (for class B shares), respectively, to one or more Fund options.	• Amounts can be transferred only to the Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
• Program transfers do not count against transfer limitations.
Systematic Withdrawal Program	Provides for automatic partial withdrawals based on the amount and frequency that you select.	• Withdrawals may occur monthly, quarterly, semi-annually, or annually.
• Minimum withdrawal is $100.
• Withdrawals count against the Free Withdrawal Amount.
• Withdrawals may be subject to a CDSC and income taxes, including an additional 10% tax if taken prior to age 59 1/2.
• If optional Lifetime Spending Account has been elected, withdrawal amounts will be automatically adjusted if Lifetime Annual Payments change.
Nursing Home Waiver	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.	• CDSC waived if Owner or joint Owner confined to a certified long-term care facility or other eligible facility (subject to certain requirements) for at least 90 calendar days.
• Must own contract continuously since date of issue.
• Not available if Owner or joint Owner was confined in an eligible nursing home or facility when Contract was issued.
• Does not apply to CDSCs on Premium Payments made while you are confined to an eligible nursing home or facility.
• Can be used any time after the first 90 days in an eligible nursing home or facility until 91 days after exiting such nursing home or facility.
Terminal Illness Waiver	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.	• CDSC waived if Owner or joint Owner diagnosed by a qualifying physician with a terminal illness and has a life expectancy of 12 months or less.
• Not available if Owner or joint Owner was diagnosed on or during the 12 months prior to the Contract issue date.
• We reserve the right to require a secondary medical opinion by a qualifying physician of our choosing, for which we will pay.
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides for a death benefit equal to the Contract Value.	• Withdrawals may significantly reduce the benefit. • May be replaced by the optional Death Benefit if elected. • Annuitizing the Contract terminates the benefit.

OPTIONAL BENEFITS

Name of Benefit	Purpose	Maximum Fee	Current Charge	Brief Description of Restrictions/Limitations
Earnings Protection Death Benefit	Provides an enhanced death benefit equal to Contract Value plus 35% of growth (if any), which may result in a greater amount payable upon death compared to the standard death benefit.	0.50% (as a percentage of Earnings Protection Death Benefit value)	0.25%	• Maximum age at time of election is age 80.
• May not be elected by non-natural Owners after the Contract has been issued.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• If there is no or negative Contract Growth, provides no benefit and the standard death benefit will apply.
• Benefit limited to Contract Value plus $1 million.
• Withdrawals may significantly reduce the benefit.
• Premium Payments may be subject to additional restrictions.
• May be voluntarily terminated under certain conditions.
• Annuitizing the Contract terminates the benefit.
• Other actions will cause the benefit to terminate (e.g., ownership changes).
• May not be re-elected after termination.
Lifetime Spending Account	Provides a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that fluctuate based on investment performance and may be increased by Deferral Bonuses.	1.00% (as a percentage of Contract Value)	0.50%	• No longer available for election.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• Lifetime Annual Payments are not guaranteed until age 59 1/2.
• Smoothing feature limits increases or decreases in Lifetime Annual Payments to 10% from one year to the next.
• Withdrawals taken prior to 59 1/2 are not guaranteed to be available throughout your lifetime.
• Excess and early withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, or terminate the benefit.
• Premium Payments may be subject to additional restrictions.
• May decline a charge increase and no future charge increases will apply, but Lifetime Withdrawal Percentage will be irrevocably reduced by 1%.
• Annuitizing the Contract may terminate the benefit.
• May not be voluntarily terminated.
• Other actions will cause the benefit to terminate (e.g., Covered Life changes).
• May not be re-elected after termination.

10. Death Benefits

a. Standard Death Benefit

What is the Death Benefit and how is it calculated?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. For example, if on such date the Contract Value is equal to $100,000 and the standard Death Benefit is payable, the Death Benefit will equal $100,000.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account and the Multi-Year Guaranteed Accounts for each Beneficiary's portion of the proceeds.

Partial Withdrawals under the Contract will reduce the standard Death Benefit on a dollar-for-dollar basis.

Please see the heading entitled "What kinds of full Surrenders and Partial Withdrawals are available? — Before the Annuity Commencement Date" in Section 8.c. Surrenders and Partial Withdrawals.

b. Earnings Protection Death Benefit (Optional Death Benefit)

Objective

To provide a Death Benefit equal to Contract Value plus 35% of Contract Growth (if any) that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

If there is no or negative growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

When can you buy this rider?

You may elect this rider at any time. Non-natural Owners cannot elect this rider after the Contract issue date.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date, not the Contract issue date. The starting values for determining your Death Benefit will be your Contract Value as of the rider effective date plus subsequent Premium Payments received after the rider effective date, and not your initial Premium Payment or any other prior values.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

Does electing this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The fee for the rider is based on the Earnings Protection Death Benefit Value and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account and the Multi-Year Guaranteed Accounts. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary up to the maximum described in the Fee Table.

Is this rider designed to pay you Death Benefits?

Yes. This Death Benefit is equal to the higher of A or B:

A = Contract Value; or

B = The Earnings Protection Death Benefit value.

The Earnings Protection Death Benefit value is calculated by multiplying the Contract Growth by the Earnings Protection Factor and adding that amount to the Contract Value. The Earnings Protection Factor is 35%. The Earnings Protection Factor will not change for your Contract. We may change the Earnings Protection Factor for newly issued contracts.

Please refer to the Earnings Protection Death Benefit Example Footnote 2 in Appendix A for an illustration of the Earnings Protection Death Benefit.

Contract Growth is calculated by subtracting the Cumulative Adjusted Premium from the Contract Value, subject to a floor of zero. If there is no growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

The Cumulative Adjusted Premium is equal to either your initial Premium Payment if you elect this rider at the time you purchase this contract, or your Contract Value on the day you add this rider to your contract after purchase. This amount is then increased by the amount of subsequent Premium Payments and reduced by the dollar amount of withdrawals in excess of Contract Growth.

Please refer to the Earnings Protection Death Benefit Example Footnote 5 in Appendix A for an illustration on the effects of subsequent Premium Payments.

The Death Benefit before the Annuity Commencement Date is limited to the Contract Value at the time we receive due proof of death, plus $1 million.

Please refer to the Earnings Protection Death Benefit Example in Appendix A for an illustration of the Death Benefit.

Does this rider replace the standard Death Benefit?

Yes, unless if there is no or negative growth, then the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

Can you terminate this rider?

Yes. You may terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate when a Death Benefit becomes payable on this Contract.

What effect do Partial Withdrawals have on your benefits under the rider?

Partial Withdrawals reduce your Contract Growth on a dollar-for-dollar basis, if any, thereby reducing the Earnings Protection Death Benefit.

Please refer to the Earnings Protection Death Benefit Example Footnotes 4 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

What happens if you change ownership?

An ownership change will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

Can your Spouse continue your Death Benefit?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

What happens if you annuitize your Contract?

This rider terminates once an Annuity Payout is elected. This means the Death Benefit terminates at that time without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent

Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for the benefit will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  Partial Withdrawals will trigger a dollar-for-dollar reduction to your Contract Growth. This will reduce the Earnings Protection Death Benefit.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 4. Fee Summary.

•  If this Contract is issued as an IRA or as part of any other tax-qualified retirement arrangement, the Required Minimum Distribution that must be taken with respect to this Contract may be higher if the rider is added to the Contract.

•  Any payment obligation we make under the Contract, including Death Benefits payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

c. How is the Death Benefit Paid?

Distribution of the Death Benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a qualified Contract or a non-qualified Contract. The after-death distribution rules that apply to qualified Contracts have recently changed and are described in more detail in the section in this prospectus on Information Regarding IRAs. The Death Benefit may be taken in one lump sum or, if permitted by the Internal Revenue Code, under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years (10 years in the case of certain Beneficiaries of a qualified Contract) from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

Certain eligible Beneficiaries of non-qualified Contracts or IRAs may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

For non-qualified Contracts, if the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies applicable requirements under the Code. Please see C.1.e. Required Distributions in Section 13. Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must generally be distributed at least as rapidly as under the payment method being used as of the Owner's death. In the case of a qualified Contract, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the death in order to comply with the Required Minimum Distribution rules. For a discussion of the post-death distribution requirements for qualified Contracts, see the section later in this prospectus on Information Regarding IRAs.

If the Owner is not an individual (e.g., a trust), then the original Annuitant will be treated as the Owner in the situations described above.

d. Who Will Receive the Death Benefit?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive any remaining value such as a cash refund.

If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Owner	There is a surviving joint Owner	The Annuitant is living or deceased	Joint Owner receives the Death Benefit.
Owner	There is no surviving joint Owner	The Annuitant is living or deceased	Beneficiary receives the Death Benefit.
Owner	There is no surviving joint Owner and the Beneficiary (including the contingent Beneficiary) predeceases the Owner	The Annuitant is living or deceased	Owner's estate receives the Death Benefit.
Annuitant	The Owner is living		The Owner becomes the Annuitant and the Contract continues. The Owner may name a new Annuitant.

If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Owner	The Annuitant is living	Beneficiary becomes the Owner.
Annuitant	The Owner is living	Owner receives the payout at death.
Annuitant	The Annuitant is also the Owner	Beneficiary receives the payout at death.

These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

11. Optional Withdrawal Benefit

a. Lifetime Spending Account (This rider is not available for election on or after May 1, 2017.)

Objective

The objective of the Lifetime Spending Account is to provide a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that will fluctuate based on the performance of your Contract Value and be increased for Deferral Bonuses.

Before electing the Lifetime Spending Account, you should carefully consider and discuss with your Financial Intermediary. Lifetime Annual Payments are not guaranteed until the relevant Covered Life attains age 59 1/2 and Lifetime Annual Payments are only available after annuitization provided the Contract Owner elects the Variable Dollar Amount Annuity Payout. Please review these conditions carefully.

Please consider the following prior to electing the rider:

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature. The Smoothing feature limits the increase or decrease of the Lifetime Annual Payment to 10% from one year to the next. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section of this prospectus for additional information.

•  Excess Withdrawals will reduce the rider's benefit, as described below.

How does the rider help achieve this goal?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of the Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a 6% annual Deferral Bonus. After annuitization, Lifetime Annual Payments continue provided the Variable Dollar Amount Annuity Payout annuitization option is elected. The Variable Dollar Amount Annuity Payout is not the default annuitization option and must be elected. Please refer to Option 7 in Section 8.d. Annuity Payouts for additional information on Variable Dollar Amount Annuity Payouts.

When can you buy this rider?

This rider is not available for election on or after May 1, 2017.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date not the Contract issue date. The starting values for determining your Withdrawal Base and Deferral Bonus Base will be your Contract Value as of the rider effective date, not your initial Premium Payment or any other prior values.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 85.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the oldest Owner, or Annuitant in the case of a non-natural Owner, is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

Does buying this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The rider has a current charge and maximum rider charge, and both are based on your Contract Value. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.25% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable, and no future Lifetime Spending Account rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Contract Value immediately prior to such termination or full Surrender.

Does your benefit base change under this rider?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

•  Withdrawal Base

The Withdrawal Base is used to calculate your Lifetime Annual Payment under the Lifetime Spending Account. With the Lifetime Spending Account you receive a 6% Deferral Bonus every year until you make a withdrawal.

If you elect this rider at the time you purchase your Contract, your initial Withdrawal Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base may fluctuate based on Contract Value performance, Deferral Bonuses, subsequent Premium Payments, or Excess Withdrawals.

If you are electing this rider after your Contract has been issued, the initial Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. Effectively, the Withdrawal Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at a rate less than 4% annually. The calculation for the reset is equal to (A) times (B) divided by (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Cumulative Net Investment Return is the cumulative change in Contract Value since the last Assumed Investment Return Adjustment. Prior to the first Assumed Investment Return Adjustment, the cumulative changes in Contract Value will be measured since the effective date of the Lifetime Spending Account rider.

Because we apply the 4% annual Assumed Investment Return daily, we convert the 4% to a daily rate which is your Modal Assumed Investment Return. The Assumed Investment Return will not change for your Contract. We may change the Assumed Investment Return for newly issued contracts.

When the Valuation Day occurs on a Contract Anniversary, the reset is equal to (A) times (B) divided by (C), as defined above, plus any applicable Deferral Bonus.

Please refer to the Lifetime Spending Account Example Footnotes 2, 3, and 4 in Appendix A for an illustration of ways your Withdrawal Base may reset based on Contract Value performance and a Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base and Contract Value by the dollar amount of that Premium Payment. Please refer to the Lifetime Spending Account Example Footnote 9 in Appendix A for illustrations on the effects of subsequent Premium Payments.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

•  Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base.

•  Excess Withdrawals will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

•  Any Partial Withdrawal taken before age 59 1/2 is an Excess Withdrawal.

Your Withdrawal Base can never be less than $0.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Spending Account?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Lifetime Spending Account Example Footnotes 5 and 8 in Appendix A for illustrations of withdrawals.

Deferral Bonus Base

The Deferral Bonus Base is used to calculate your Deferral Bonus. It is similar to the Withdrawal Base, except it does not increase by the amount of Deferral Bonuses.

The Deferral Bonus for the Lifetime Spending Account is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

The Deferral Bonus Period will cease upon the earlier of the 100th Contract Anniversary following the rider effective date, Annuity Commencement Date, or when you take your first Partial Withdrawal.

If you elect this rider at the time you purchase your Contract, your initial Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Your Deferral Bonus Base may fluctuate based on Contract Value performance or subsequent Premium Payments.

If you elect this rider after your Contract has been issued, your initial Deferral Bonus Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Deferral Bonus Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. The reset is identical to the daily reset of the Withdrawal Base as described previously. Effectively, the Deferral Bonus Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at less than 4% annually. The calculation for the Deferral Bonus Base reset is equal to the sum of (A) times (B) divided by (C) where:

A = Your Deferral Bonus Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Please refer to the Lifetime Spending Account Example Footnotes 2 and 3 in Appendix A for illustrations of ways your Deferral Bonus Base may reset.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. Your Deferral Bonus Base can never be less than $0.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

Is this rider designed to pay you withdrawal benefits for your lifetime?

Yes. However, withdrawals taken prior to the Minimum Income Age (59 1/2) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section below for more information.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), should your Contract Value go below the Minimum Contract Value then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?" Prior to the relevant Covered Life attaining the Minimum Income Age (59 1/2), should your Contract Value fall below the Minimum Contract Value then in effect, your Lifetime Annual Payments will be zero until the relevant Covered Life attains the Minimum Income Age. Once your Contract Value is reduced below the Minimum Contract Value, any Partial Withdrawals greater than your Lifetime Annual Payments will terminate your rider and result in the contract being liquidated.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage subject to the Smoothing feature. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)  Contract Anniversary;

b)  A subsequent Premium Payment;

c)  An Excess Withdrawal; or

d)  A change of Owner, because of Spousal Contract continuation.

Subsequent Premium Payments will immediately increase your Lifetime Annual Payments and Contract Value. Subsequent Premium Payments will not be subject to the Smoothing Feature, if and until, a Contract Anniversary.

The applicable Lifetime Withdrawal Percentages are as follows:

	Lifetime Withdrawal Percentage
Age	Single Option	Joint/Spousal Option
59 1/2 – 64	5.50%	5.00%
65 – 69	5.75%	5.25%
70 – 74	6.25%	5.75%
75 – 79	7.00%	6.50%
80 – 84	7.75%	7.25%
85 – 89	8.75%	8.25%
90+	10.25%	9.75%

Withdrawals taken prior to age 59 1/2 may be subject to an additional 10% tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the additional 10% tax, a series of substantially equal periodic payments must last until the later of 5 years from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax adviser.

•  The Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

•  If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal.

Will the amount of my withdrawal benefit fluctuate?

Yes, your Lifetime Annual Payment will fluctuate based on the performance of the Contract Value compared to the 4% Assumed Investment Return. The greater the positive or negative difference between the Contract Value performance and the 4% Assumed Investment Return, the greater the increase or decrease in the Lifetime Annual Payment, subject to the Smoothing feature.

The Smoothing feature limits the annual change in your Lifetime Annual Payments after the first Partial Withdrawal to no more than plus or minus 10% of your prior Lifetime Annual Payment. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. It is possible that even if your Contract Value increases, your Lifetime Annual Payment may not increase due to the Smoothing feature. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence.

Please refer to the Lifetime Spending Account Example Footnotes 6 and 7 in Appendix A for illustrations of Lifetime Annual Payments.

Is this rider designed to pay you Death Benefits?

No.

Does this rider replace the standard Death Benefit?

No.

Can you revoke this rider?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time prior to annuitization. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base or any future Lifetime Annual Payments.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), if your Contract Value on any Contract Anniversary is ever reduced below the Minimum Contract Value described in Section 8.c. Surrenders and Partial Withdrawals as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Contract Value, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

•  Lifetime Annual Payments will continue and will not reduce the Contract Value;

•  Deferral Bonuses, if applicable, will no longer apply; and

•  All other privileges under the rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Contract Value, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

What happens if you change ownership?

An ownership change may terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change does not result in the change of a Covered Life or is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Spending Account?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

Can your Spouse continue your Lifetime Spending Account?

•  Single Life Option:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

•  Joint/Spousal Option:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

•  The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

•  The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

•  The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

•  The Lifetime Annual Payment will be recalculated; and

•  The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

What happens if you annuitize your Contract?

When you annuitize, you will have the opportunity to choose Fixed Dollar Amount Annuity Payouts or Variable Dollar Amount Annuity Payouts. In order to receive Lifetime Spending Account Lifetime Annual Payments after annuitization, the Variable Dollar Amount Annuity Payouts must be elected.

•  Fixed Dollar Amount Annuity Payouts

You may elect one of the standard fixed Annuity Payout Options offered by us under the Contract. For variable payouts, you must elect the Variable Dollar Amount Annuity Payouts. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized.

•  Variable Dollar Amount Annuity Payouts

To allow for continued variable Lifetime Annual Payments, you must elect Variable Dollar Amount Annuity Payouts.

Variable Dollar Amount Annuity Payouts may fluctuate annually based on the investment performance of the Sub-Account(s) in which you are invested. Any portion of your Contract Value invested outside of the Sub-Accounts including allocations to the Fixed Account and Multi-Year Guaranteed Accounts, at the Annuity Commencement Date will be reallocated proportionately based on your then current Sub-Account investment allocation.

On the Annuity Commencement Date, and each anniversary thereafter, we will calculate the Lifetime Annual Payment. We calculate the Lifetime Annual Payment by multiplying the Annuity Unit Values, which are the prices of the Annuity Units on the day of calculation, by the total number of Annuity Units summed across all the Sub-Accounts in which you are invested.

Please refer to the Variable Dollar Amount Annuity Payouts Example in Appendix A.

On the Annuity Commencement Date, we determine the number of Annuity Units for each applicable Sub-Account(s) based on the allocation to each Sub-Account. This number remains constant for the selected Sub-Account unless a Sub-Account Transfer occurs. The value of an Annuity Unit for each Sub-Account will be computed on each Valuation Day to reflect the investment experience of the applicable underlying Funds. The precise formula for these calculations is set forth below.

The number of Annuity Units for each of the applicable Sub-Account(s) will be equal to (A) divided by (B), times (C) divided by (D) where:

A = Sub-Account Value as of the current Valuation Day;

B = total Contract Value invested in Sub-Accounts as of the current Valuation Day;

C = your Lifetime Withdrawal Percentage times your Withdrawal Base as of the current Valuation Day; and

D = Annuity Unit Value as of the current Valuation Day.

Please refer to the Annuity Unit Value Example in Appendix A for an example of how the Annuity Unit is calculated.

The value of each Annuity Unit for each Sub-Account will be computed on each Valuation Day by multiplying (A) times (B) divided by (C) where:

A = value of the Annuity Unit for that Sub-Account as of the preceding Valuation Day;

B = Net Investment Factor for that Sub-Account for the Valuation Day for which the Annuity Unit Value is being calculated; and

C = 1 + the effective Assumed Investment Return for the number of days in the Valuation Period.

•  Variable Dollar Amount Annuity Payouts at Death

This annuity is payable until the death of the last surviving Covered Life. Upon election of the Variable Dollar Amount Annuity Payouts, we will calculate a minimum number of Annuity Payouts based on your Contract Value. At the death of the last surviving Covered Life, if the minimum number of Annuity Payouts have not been paid, your beneficiary will continue to receive the remaining Annuity Payouts.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance, or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for all benefits will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature.

•  The amount of your Lifetime Annual Payments may be reduced significantly if you experience investment losses prior to beginning Lifetime Annual Payments.

•  During a prolonged period of negative investment performance, your Lifetime Annual Payments may be reduced significantly.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, Covered Life changes and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

•  Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits.

•  This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

•  We may withdraw the rider for new Contract sales at any time.

•  Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

•  When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

•  Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an Annuity Payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 4. Fee Summary.

•  If enrolled in a Systematic Withdrawal Program for your Lifetime Annual Payment, we will automatically adjust payments if your Lifetime Annual Payment changes.

•  We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

•  The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

•  The Lifetime Spending Account is referred to as Variable Lifetime Withdrawal Benefit Rider in your Contract.

•  Any payment obligation we make under the Contract, including Optional Withdrawal Benefit payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

Earnings Protection Death Benefit Rider Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Earnings Protection Death Benefit rider was elected. Hypothetical values for Performance, Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculation of the Death Benefit. Assume the Earnings Protection Factor is 35%. See the footnotes for further details.

Date	Performance	Premiums		Withdrawals		Contract Value	Cumulative Adjusted Premium		Contract Growth	Death Benefit
1/1/14		100,000		—		100,000	100,000		—	100,000
1/1/15	2.00%	—		—		102,000	100,000		2,000	102,700	(2)
1/1/16	–3.00%	—		—		98,940	100,000		—	98,940	(3)
1/2/17	0.00%	—		2,000	(4)	101,887	100,000	(4)	1,887	102,547
12/31/17	0.00%	—		—		101,887	100,000		1,887	102,547
1/1/18	0.00%	5,000	(5)	—		106,887	105,000	(5)	1,887	107,547
1/1/19	4.00%	—		7,000	(6)	104,162	104,162	(6)	—	104,162
1/1/20	2.00%	—		—		105,204	104,162		1,042	105,569

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Earnings Protection Death Benefit: Performance causes the Contract Value to exceed the Cumulative Adjusted Premium. The Earnings Protection Death Benefit is calculated as the Contract Value plus Contract Growth multiplied by the Earnings Protection Factor = 102,000 + (2,000 * 35%) = 102,700.

(3)  Death Benefit: When performance causes the Contract Value to fall below the Cumulative Adjusted Premium, there is no Contract Growth. Thus the Death Benefit is Contract Value.

(4)  Withdrawal (less than Contract Growth): Assume you take your first Partial Withdrawal of 2,000. Notice that since this amount is less than the Contract Growth prior to the withdrawal (3,887) the Cumulative Adjusted Premium is not reduced.

(5)  Subsequent Premium Payments: Assume you make a subsequent Premium Payment of 5,000. The Cumulative Adjusted Premium is calculated by adding the subsequent Premium Payment to the prior day's Cumulative Adjusted Premium amount = 5,000 + 100,000 = 105,000.

(6)  Withdrawal (exceeding Contract Growth): Assume you take a Partial Withdrawal of 7,000. This amount exceeds the Contract Growth prior to the withdrawal (6,162). The Cumulative Adjusted Premium is reduced by subtracting the dollar amount of the Partial Withdrawal that exceeds the Contract Growth prior to withdrawal = 105,000 – (7,000 – 6,162) = 104,162.

Lifetime Spending Account Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Lifetime Spending Account rider was elected. Hypothetical values for Cumulative Net Investment Return (NIR), Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculations of the Deferral Bonus Base, Withdrawal Base, Deferral Bonus and Lifetime Annual Payment (LAP). Assume a 6% Deferral Bonus percentage and a 5.5% Lifetime Withdrawal Percentage throughout the illustration. The LAP values shown assume a Smoothing percentage of 10%. Note that the Cumulative NIR is only displayed on dates where the value is needed to illustrate a rider value calculation. See the footnotes for further details.

Date	Cumulative NIR	Premiums		Withdrawals		Contract Value(1)	Deferral Bonus Base		Withdrawal Base		LAP
1/1/14	—	100,000		—		100,000	100,000		100,000		5,500
1/2/14	2.00%	—		—		102,000	101,989	(2)	101,989	(2)	5,609
12/30/14	—	—		—		106,016	101,961		101,961		5,608
12/31/14	–3.00%	—		—		102,836	98,891	(3)	98,891	(3)	5,439
1/1/15	0.00%	—		—		102,836	98,881		104,813	(4)	5,765
1/23/15	—	—		—		66,940	64,214		68,067		3,744
6/9/15	—	—		500	(5)	93,613	—	(5)	94,298		5,239
1/1/16	—	—		—		108,134	—		106,541		5,763	(6)
1/2/17	—	—		—		91,807	—		86,966		5,187	(7)
1/1/18	—	—		—		95,451	—		86,949		4,782
1/2/18	0.00%	—		10,000	(8)	85,451	—		81,937	(8)	4,507	(8)
5/3/18	—	—		—		86,575	—		81,942		4,507
5/4/18	0.00%	15,000	(9)	—		101,575	—		96,932	(9)	5,332	(9)

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Deferral Bonus Base and Withdrawal Base resets (increase): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 100,000 * (1 + 2%) / ((1.04) ^ (1/365)) = 101,989.

(3)  Deferral Bonus Base and Withdrawal Base resets (decrease): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 101,960.62 * (1 – 3%) / ((1.04) ^ (1/365)) = 98,891.

(4)  Deferral Bonus: On Contract Anniversaries prior to a Partial Withdrawal, the Withdrawal Base reset includes the addition of a Deferral Bonus calculated as the Deferral Bonus Base multiplied by the Deferral Bonus percentage. The Withdrawal Base is calculated as 98,891.17 * (1 + 0%) / (1.04 ^ (1/365)) + (98,880.55 * 6%) = 104,813.

(5)  Non-Excess Withdrawals: Assume a Partial Withdrawal of 500 is taken. Since this is the first Partial Withdrawal, the Deferral Bonus Period terminates and the Deferral Bonus Base resets to zero. There are no impacts on the other rider values since the Partial Withdrawal is not an Excess Withdrawal.

(6)  Lifetime Annual Payment (Smoothing feature - upside): Once a Partial Withdrawal is taken the Smoothing feature becomes applicable. The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 106,540.98 = 5,860, but due to the Smoothing feature is subject to a maximum of the prior day's Lifetime Annual Payment multiplied by one plus the Smoothing percentage = 5,239.36 * (1+10%) = 5,763. In situations where the increase in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a lower Lifetime Annual Payment than would have otherwise been provided.

(7)  Lifetime Annual Payment (Smoothing feature - downside): The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 86,965.93 = 4,783, but due to the Smoothing feature is subject to a minimum of the prior day's Lifetime Annual Payment multiplied by one minus the Smoothing percentage = 5,763.30 * (1 – 10%) = 5,187. In situations where the decrease in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a greater Lifetime Annual Payment than would have otherwise been provided.

(8)  Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the prior day's Withdrawal Base and the Lifetime Annual Payment by a factor calculated as the Contract Value after the Excess Withdrawal divided by the Contract Value immediately prior to the Excess Withdrawal less any portion of the withdrawal that is not an Excess Withdrawal = (85,450.72) / (95,450.72 – 4,782.20) = 0.942452. The remaining calculations are as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base multiplied by the factor multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = 86,949.14 * 0.942452 * ((1 + 0) / ((1.04) ^ (1/365))) = 81,937.

(B)  The Lifetime Annual Payment is reset by multiplying the prior day's Lifetime Annual Payment by the factor = 4,782.20 * 0.942452 = 4,507. There is zero available LAP for the remainder of the year.

(9)  Subsequent Premium Payments: A subsequent Premium Payment impacts the Withdrawal Base and the Lifetime Annual Payment calculations as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base plus the subsequent Premium Payment multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = (81,942.45 + 15,000) * (1 + 0)/((1.04) ^ (1/365)) = 96,932.

(B)  The Lifetime Annual Payment is calculated as the prior day's Lifetime Annual Payment plus the subsequent Premium Payment multiplied by the Lifetime Withdrawal Percentage = 4,507.00 + (15,000 * 5.5%) = 5,332.

Variable Dollar Amount Annuity Payouts Example

Assume a contract with the Lifetime Spending Account rider reaches its Annuity Commencement Date (ACD) on 1/1/2014 and a Variable Dollar Amount Annuity Payouts option is elected. As of 1/1/2014 there is $2,500 invested in Sub-Account A and $7,500 invested in Sub-Account B. Assume the number of Annuity Units is 150 for Sub-Account A and 375 for Sub-Account B. The table below illustrates how the Lifetime Annual Payments are determined on the ACD and each anniversary thereafter under future hypothetical Annuity Unit Values (AnnUV) for each Sub-Account.

Date	Sub-Account A Annuity Unit Value(1)	Sub-Account B Annuity Unit Value(1)	Lifetime Annual Payment
1/1/2014	10.00	12.00	6,000
1/1/2015	10.90	12.84	6,450	(2)
1/1/2016	11.77	12.97	6,629
1/1/2017	13.18	14.66	7,292	(3)
1/1/2018	11.47	12.46	6,563	(4)

(1)  For illustration purposes only. Does not indicate actual Sub-Account performance.

(2)  Lifetime Annual Payment: The Lifetime Annual Payment is re-determined on each ACD anniversary = AnnUV A * Annuity Units A + AnnUV B * Annuity Units B = 10.90 * 150 + 12.84 * 375 = 6,450.

(3)  Lifetime Annual Payment (Smoothing feature - upside): The Lifetime Annual Payment on 1/1/2017 is impacted by the Smoothing feature which caps the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one plus the smoothing percentage = 6,629 * (1 + 10%) = 7,292.

(4)  Lifetime Annual Payment (Smoothing feature - downside): The Lifetime Annual Payment on 1/1/2018 is impacted by the Smoothing feature which floors the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one minus the smoothing percentage = 7,292 * (1 – 10%) = 6,563.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
InvestEase	Electronic transfer of funds from your bank account into your Contract on a monthly or quarterly basis.	• Minimum amount for each transfer is $50. • Cannot use this Program to invest in the DCA Plus Fixed Account or the Multi-Year Guaranteed Accounts.
Static Asset Allocation Models	Model allocations among Fund options that may be based on factors such as, e.g., risk, investment time horizon, or certain Funds or Fund complexes.	• May invest through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested.
• Investments will be automatically rebalanced quarterly.
• Fixed Account and Multi-Year Guaranteed Accounts excluded from models.
• You will not be provided with information regarding model updates.
• Your allocations will not be automatically changed if there are model updates.
• Program transfers do not count against transfer limitations.
Asset Rebalancing	Provides for automatic rebalancing of your Fund option selections based on your allocation instructions.	• May have only one set of standing asset allocation instructions. • Fixed Account and Multi-Year Guaranteed Accounts are excluded. • Program transfers do not count against transfer limitations.
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar Cost Averaging — DCA Plus	Provides for monthly transfers from a DCA Plus Fixed Account to the Fund options over a period of time, while amounts remaining in the DCA Plus Fixed Account are credited interest.	• Limited to 6-month or 12-month durations.
• Not available under C share class Contracts.
• Amounts can be transferred only to the Fund options.
• Each investment in a DCA Plus Fixed Account is considered a separate DCA Plus program.
• Interest rates may differ for simultaneous DCA Plus programs.
• Up to five simultaneous DCA Plus programs.
• Minimum starting investment: $5,000 ($2,000 for IRAs).
• Program transfers do not count against transfer limitations.
Dollar Cost Averaging — Fixed Amount DCA	Provides for regular transfers of a fixed amount from any Fund option or the Fixed Account (for class B shares) to one or more Fund options.	• Amounts can be transferred only to one or more other Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
• Program transfers do not count against transfer limitations.
Dollar Cost Averaging — Earnings/Interest DCA	Provides for regular transfers of earnings or interest from any Fund option or the Fixed Account (for class B shares), respectively, to one or more Fund options.	• Amounts can be transferred only to the Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
• Program transfers do not count against transfer limitations.
Systematic Withdrawal Program	Provides for automatic partial withdrawals based on the amount and frequency that you select.	• Withdrawals may occur monthly, quarterly, semi-annually, or annually.
• Minimum withdrawal is $100.
• Withdrawals count against the Free Withdrawal Amount.
• Withdrawals may be subject to a CDSC and income taxes, including an additional 10% tax if taken prior to age 59 1/2.
• If optional Lifetime Spending Account has been elected, withdrawal amounts will be automatically adjusted if Lifetime Annual Payments change.
Nursing Home Waiver	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.	• CDSC waived if Owner or joint Owner confined to a certified long-term care facility or other eligible facility (subject to certain requirements) for at least 90 calendar days.
• Must own contract continuously since date of issue.
• Not available if Owner or joint Owner was confined in an eligible nursing home or facility when Contract was issued.
• Does not apply to CDSCs on Premium Payments made while you are confined to an eligible nursing home or facility.
• Can be used any time after the first 90 days in an eligible nursing home or facility until 91 days after exiting such nursing home or facility.
Terminal Illness Waiver	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.	• CDSC waived if Owner or joint Owner diagnosed by a qualifying physician with a terminal illness and has a life expectancy of 12 months or less.
• Not available if Owner or joint Owner was diagnosed on or during the 12 months prior to the Contract issue date.
• We reserve the right to require a secondary medical opinion by a qualifying physician of our choosing, for which we will pay.
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides for a death benefit equal to the Contract Value.	• Withdrawals may significantly reduce the benefit. • May be replaced by the optional Death Benefit if elected. • Annuitizing the Contract terminates the benefit.

OPTIONAL BENEFITS

Name of Benefit	Purpose	Maximum Fee	Current Charge	Brief Description of Restrictions/Limitations
Earnings Protection Death Benefit	Provides an enhanced death benefit equal to Contract Value plus 35% of growth (if any), which may result in a greater amount payable upon death compared to the standard death benefit.	0.50% (as a percentage of Earnings Protection Death Benefit value)	0.25%	• Maximum age at time of election is age 80.
• May not be elected by non-natural Owners after the Contract has been issued.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• If there is no or negative Contract Growth, provides no benefit and the standard death benefit will apply.
• Benefit limited to Contract Value plus $1 million.
• Withdrawals may significantly reduce the benefit.
• Premium Payments may be subject to additional restrictions.
• May be voluntarily terminated under certain conditions.
• Annuitizing the Contract terminates the benefit.
• Other actions will cause the benefit to terminate (e.g., ownership changes).
• May not be re-elected after termination.
Lifetime Spending Account	Provides a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that fluctuate based on investment performance and may be increased by Deferral Bonuses.	1.00% (as a percentage of Contract Value)	0.50%	• No longer available for election.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• Lifetime Annual Payments are not guaranteed until age 59 1/2.
• Smoothing feature limits increases or decreases in Lifetime Annual Payments to 10% from one year to the next.
• Withdrawals taken prior to 59 1/2 are not guaranteed to be available throughout your lifetime.
• Excess and early withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, or terminate the benefit.
• Premium Payments may be subject to additional restrictions.
• May decline a charge increase and no future charge increases will apply, but Lifetime Withdrawal Percentage will be irrevocably reduced by 1%.
• Annuitizing the Contract may terminate the benefit.
• May not be voluntarily terminated.
• Other actions will cause the benefit to terminate (e.g., Covered Life changes).
• May not be re-elected after termination.

Calculation Method of Benefit [Text Block]

c. How is the Death Benefit Paid?

Distribution of the Death Benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a qualified Contract or a non-qualified Contract. The after-death distribution rules that apply to qualified Contracts have recently changed and are described in more detail in the section in this prospectus on Information Regarding IRAs. The Death Benefit may be taken in one lump sum or, if permitted by the Internal Revenue Code, under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years (10 years in the case of certain Beneficiaries of a qualified Contract) from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

Certain eligible Beneficiaries of non-qualified Contracts or IRAs may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

For non-qualified Contracts, if the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies applicable requirements under the Code. Please see C.1.e. Required Distributions in Section 13. Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must generally be distributed at least as rapidly as under the payment method being used as of the Owner's death. In the case of a qualified Contract, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the death in order to comply with the Required Minimum Distribution rules. For a discussion of the post-death distribution requirements for qualified Contracts, see the section later in this prospectus on Information Regarding IRAs.

If the Owner is not an individual (e.g., a trust), then the original Annuitant will be treated as the Owner in the situations described above.

Item 17. Portfolio Companies (N-4) [Text Block]

Appendix B — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You may request this information at no cost by calling 1-866-645-2449 or by sending an email request to prospectusrequestflic@zinnia.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Fund Facilitation Fees. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance. Updated performance information is available at no cost by visiting the website or calling the telephone phone number above.

			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term growth of capital and income.	AB VPS Relative Value Portfolio — Class B(1) Adviser: AllianceBernstein L.P.	0.86%	0.00%	0.86%	11.72%	11.57%	9.05%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.80%	0.00%	0.80%	14.02%	8.92%	6.98%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® — Class 4(1) Adviser: Capital Research and Management CompanySM	0.78%	0.00%	0.78%	8.75%	7.18%	—
Seeks to provide long-term growth of capital.	American Funds IS Global Growth Fund — Class 4(1) Adviser: Capital Research and Management CompanySM	0.91%	0.00%	0.91%	22.29%	13.36%	9.30%
Seeks to provide growth of capital.	American Funds IS Growth Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.84%	0.00%	0.84%	38.13%	18.38%	14.07%
Seeks to achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Seeks to provide long-term growth of capital.	American Funds IS International Fund — Class 4 Adviser: Capital Research and Management CompanySM	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund — Class P2(1)(2) Adviser: Capital Research and Management CompanySM Sub-Adviser: Milliman Financial Risk Management LLC	0.90%	0.10%	1.00%	10.23%	5.91%	4.74%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	American Funds IS New World Fund® — Class 4(1) Adviser: Capital Research and Management CompanySM	1.07%	0.00%	1.07%	15.67%	8.37%	4.43%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America® — Class 4(1) Adviser: Capital Research and Management CompanySM	0.73%	0.00%	0.73%	4.72%	1.62%	1.83%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors FundSM — Class 4(1) Adviser: Capital Research and Management CompanySM	0.77%	0.00%	0.77%	16.97%	12.33%	9.64%
Seeks capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	1.02%	0.00%	1.02%	16.24%	11.26%	7.44%
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	1.04%	0.00%	1.04%	48.59%	15.77%	12.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	0.92%	0.00%	0.92%	11.99%	11.27%	8.73%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited Sub-Adviser: BlackRock International Limited	1.02%	0.00%	1.02%	12.49%	7.39%	4.63%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.79%	0.10%	0.89%	12.94%	5.49%	4.21%
Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index (the "S&P 500").	BlackRock S&P 500 Index V.I. Fund — Class II Adviser: BlackRock Advisors, LLC	0.29%	0.00%	0.29%	26.02%	15.37%	11.63%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited Sub-Adviser: BlackRock (Singapore) Limited	0.80%	0.00%	0.80%	5.43%	1.03%	1.61%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index").	CVT EAFE International Index Portfolio — Class F(1)(3) Adviser: Calvert Research and Management	0.68%	0.00%	0.68%	17.53%	7.61%	3.58%
Seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the "Barclays Index").	CVT Investment Grade Bond Index Portfolio — Class F(1)(4) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.57%	0.10%	0.67%	5.22%	0.81%	1.48%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.	CVT NASDAQ 100 Index Portfolio — Class F(1)(5) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.73%	0.10%	0.83%	54.02%	21.79%	17.05%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000 Small Cap Index Portfolio — Class F(1)(6) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.59%	0.00%	0.59%	16.36%	9.47%	6.53%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	CVT S&P MidCap 400 Index Portfolio — Class F(1)(7) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.53%	0.00%	0.53%	15.89%	12.06%	8.66%
Seeks high total return.	Franklin Global Real Estate VIP Fund — Class 2(1) Adviser: Franklin Advisers, Inc.	1.25%	0.10%	1.35%	11.43%	3.88%	3.78%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	0.81%	0.00%	0.81%	8.55%	6.88%	4.90%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund — Class 4 Adviser: Franklin Mutual Advisers, LLC	1.25%	0.00%	1.25%	20.13%	10.04%	5.86%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	1.00%	0.00%	1.00%	11.99%	13.64%	10.12%
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Strategic Income VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	1.19%	0.00%	1.19%	7.99%	1.85%	1.67%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic American Funds® Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wilshire Advisors LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.19%	0.00%	1.19%	13.27%	6.41%	4.99%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Balanced Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.02%	0.00%	1.02%	10.81%	4.99%	3.88%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.00%	1.20%	11.39%	5.83%	2.97%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Franklin Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.05%	1.25%	7.77%	7.40%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Growth Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	0.98%	0.05%	1.03%	13.83%	6.93%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Moderate Growth Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.02%	0.00%	1.02%	12.82%	6.01%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Select Advisor Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wilshire Advisors LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.17%	0.05%	1.22%	12.82%	6.57%	4.98%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Wellington Research Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wellington Management Company LLP Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.00%	1.20%	14.27%	7.13%	5.82%
Seeks a total return consisting of capital appreciation and income.	Goldman Sachs Core Fixed Income Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.67%	0.15%	0.82%	5.83%	1.13%	1.64%
Seeks long-term growth of capital.	Goldman Sachs International Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.05%	0.00%	1.05%	18.43%	7.55%	3.19%
Seeks long-term growth of capital.	Goldman Sachs Mid Cap Growth Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.98%	0.00%	0.98%	18.45%	13.48%	9.33%
Seeks long-term capital appreciation.	Goldman Sachs Mid Cap Value Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.09%	0.00%	1.09%	11.11%	13.06%	7.82%
Seeks long-term growth of capital.	Goldman Sachs Small Cap Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.07%	0.00%	1.07%	18.95%	9.76%	7.53%
Seeks total return while seeking to provide volatility management.	Goldman Sachs Trend Driven Allocation Fund — Service Shares(1)(2) Adviser: Goldman Sachs Asset Management, L.P.	0.97%	0.00%	0.97%	15.57%	4.81%	3.41%
Seeks long-term growth of capital and dividend income.	Goldman Sachs U.S. Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.77%	0.00%	0.77%	23.59%	13.37%	10.74%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund — Series II(1) Adviser: Invesco Advisers, Inc.	1.25%	0.00%	1.25%	20.64%	8.43%	3.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund — Series II(1) Adviser: Invesco Advisers, Inc.	1.13%	0.00%	1.13%	6.40%	4.66%	3.79%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund — Series II Adviser: Invesco Advisers, Inc.	1.00%	0.00%	1.00%	12.10%	13.20%	8.65%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund — Series II Adviser: Invesco Advisers, Inc.	1.12%	0.00%	1.12%	12.85%	12.47%	9.52%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Adviser: Invesco Advisers, Inc.	0.82%	0.00%	0.82%	10.24%	9.64%	6.78%
Seeks capital appreciation.	Invesco V.I. Global Fund — Series II Adviser: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.21%
Seeks total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund — Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	0.00%	1.27%	8.82%	1.85%	2.84%
Seeks to provide current income consistent with preservation of capital and liquidity.	Invesco V.I. Government Money Market Fund — Series I(8) Adviser: Invesco Advisers, Inc.	0.36%	0.10%	0.46%	4.86%	1.69%	1.06%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund — Series II Adviser: Invesco Advisers, Inc.	1.13%	0.00%	1.13%	17.82%	12.79%	8.66%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett Series Fund Mid Cap Stock Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	0.00%	1.15%	15.42%	10.64%	6.51%
Seeks a high level of income consistent with the preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.85%	0.00%	0.85%	5.05%	1.69%	—
Seeks capital growth.	LVIP American Century Capital Appreciation Fund — Service Class(1)(9) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.94%	0.00%	0.94%	20.55%	13.09%	—
Seeks capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund — Service Class(1)(10) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.96%	0.00%	0.96%	8.24%	9.92%	7.92%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund — Service Class(1)(11) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	9.02%	11.71%	8.36%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series — Service Class(1)(12) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG Sub-Adviser: Macquarie Investment Management Europe Limited	0.85%	0.00%	0.85%	13.90%	8.27%	3.48%
Seeks to provide capital growth and appreciation.	Macquarie VIP Core Equity Series — Service Class(1)(13) Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	0.95%	0.00%	0.95%	23.51%	15.97%	10.57%
Seeks to provide capital growth and appreciation.	Macquarie VIP International Core Equity Series — Service Class(1)(14) Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	1.11%	0.00%	1.11%	15.65%	7.56%	4.00%
Seeks to provide capital appreciation.	Macquarie VIP Value Series — Service Class(1)(15) Adviser: Delaware Management Company Sub-Adviser: Macquaries Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	8.27%	11.72%	7.96%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio — Service(1) Adviser: MFS® Investment Management	0.68%	0.00%	0.68%	28.20%	15.53%	10.82%
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio — Service(1) Adviser: MFS® Investment Management	0.76%	0.00%	0.76%	18.67%	10.01%	8.00%
Seeks total return.	MFS® Global Real Estate Portfolio — Service(1) Adviser: MFS® Investment Management	1.15%	0.00%	1.15%	11.20%	6.16%	6.28%
Seeks capital appreciation.	MFS® Growth Series — Service(1) Adviser: MFS® Investment Management	0.98%	0.00%	0.98%	35.51%	15.59%	12.69%
Seeks capital appreciation.	MFS® Mid Cap Growth Series — Service(1) Adviser: MFS® Investment Management	1.05%	0.00%	1.05%	20.97%	13.05%	10.85%
Seeks capital appreciation.	MFS® Mid Cap Value Portfolio — Service(1) Adviser: MFS® Investment Management	1.04%	0.00%	1.04%	12.39%	12.60%	8.46%
Seeks capital appreciation.	MFS® Research International Portfolio — Service(1) Adviser: MFS® Investment Management	1.14%	0.00%	1.14%	12.83%	8.23%	3.89%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Total Return Bond Series — Service(1) Adviser: MFS® Investment Management	0.78%	0.05%	0.83%	7.13%	1.58%	1.96%
Seeks total return.	MFS® Utilities Series — Service(1) Adviser: MFS® Investment Management	1.04%	0.00%	1.04%	-2.33%	8.05%	6.13%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates, LLC	2.29%	0.00%	2.29%	8.02%	5.90%	3.93%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC	1.58%	0.15%	1.73%	-7.93%	8.46%	-0.90%
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	1.14%	0.00%	1.14%	6.99%	2.14%	2.22%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	1.37%	0.00%	1.37%	11.00%	2.14%	2.67%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC	1.34%	0.00%	1.34%	12.85%	7.20%	5.14%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO High Yield Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.87%	0.00%	0.87%	12.11%	4.72%	4.04%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Adviser: Pacific Investment Management Company LLC	1.38%	0.00%	1.38%	8.91%	1.54%	—
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.94%	0.15%	1.09%	3.57%	3.05%	2.15%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.85%	0.15%	1.00%	5.83%	0.98%	1.60%
Seeks capital appreciation.	Putnam VT Core Equity Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.95%	0.00%	0.95%	28.08%	16.90%	11.95%
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund — Class IB(1) Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC(17)	1.11%	0.00%	1.11%	17.48%	8.14%	6.35%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC(17)	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam VT Mortgage Securities Fund — Class IB(1) Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.75%	0.00%	0.75%	5.27%	0.30%	0.63%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	Putnam VT Small Cap Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	1.03%	0.00%	1.03%	23.75%	14.17%	7.82%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 4(1) Adviser: Templeton Investment Counsel, LLC	1.17%	0.00%	1.17%	20.69%	5.17%	1.18%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	0.85%	0.00%	0.85%	2.82%	-2.23%	-0.76%
Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	VA Global Bond Portfolio — Institutional Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd. Sub-Adviser: DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Seeks to achieve long-term capital appreciation.	VA International Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd. Sub-Adviser: DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Seeks to achieve long-term capital appreciation.	VA U.S. Large Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Seeks to achieve long-term capital appreciation.	VA U.S. Targeted Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%

(1)  This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)  This Fund employs a managed volatility strategy.

(3)  Effective May 1, 2024, Calvert VP EAFE International Index Portfolio was renamed CVT EAFE International Index Portfolio.

(4)  Effective May 1, 2024, Calvert VP Investment Grade Bond Index Portfolio was renamed CVT Investment Grade Bond Index Portfolio.

(5)  Effective May 1, 2024, Calvert VP Nasdaq 100 Index Portfolio was renamed CVT NASDAQ 100 Index Portfolio.

(6)  Effective May 1, 2024, Calvert VP Russell 2000 Small Cap Index Portfolio was renamed CVT Russell 2000 Small Cap Index Portfolio.

(7)  Effective May 1, 2024, Calvert VP S&P MidCap 400 Index Portfolio was renamed CVT S&P MidCap 400 Index Portfolio.

(8)  Effective April 30, 2024, Delaware VIP Real Estate Securities was liquidated and proceeds were allocated to Invesco V.I. Government Money Market Fund.

(9)  Effective April 26, 2024, American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund.

(10)  Effective April 26, 2024, American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund.

(11)  Effective April 26, 2024, American Century VP Value Fund reorganized into the LVIP American Century Value Fund.

(12)  Effective May 1, 2024, Delaware Ivy VIP Asset Strategy was renamed Macquarie VIP Asset Strategy Series.

(13)  Effective May 1, 2024, Delaware Ivy VIP Core Equity was renamed Macquarie VIP Core Equity Series.

(14)  Effective May 1, 2024, Delaware Ivy VIP International Core Equity was renamed Macquarie VIP International Core Equity Series.

(15)  Effective May 1, 2024, Delaware Ivy VIP Value was renamed Macquarie VIP Value Series.

(16)  Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.

(17)  Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You may request this information at no cost by calling 1-866-645-2449 or by sending an email request to prospectusrequestflic@zinnia.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Fund Facilitation Fees. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance. Updated performance information is available at no cost by visiting the website or calling the telephone phone number above.

Portfolio Companies [Table Text Block]
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term growth of capital and income.	AB VPS Relative Value Portfolio — Class B(1) Adviser: AllianceBernstein L.P.	0.86%	0.00%	0.86%	11.72%	11.57%	9.05%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.80%	0.00%	0.80%	14.02%	8.92%	6.98%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® — Class 4(1) Adviser: Capital Research and Management CompanySM	0.78%	0.00%	0.78%	8.75%	7.18%	—
Seeks to provide long-term growth of capital.	American Funds IS Global Growth Fund — Class 4(1) Adviser: Capital Research and Management CompanySM	0.91%	0.00%	0.91%	22.29%	13.36%	9.30%
Seeks to provide growth of capital.	American Funds IS Growth Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.84%	0.00%	0.84%	38.13%	18.38%	14.07%
Seeks to achieve long-term growth of capital and income.	American Funds IS Growth-Income Fund — Class 4 Adviser: Capital Research and Management CompanySM	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Seeks to provide long-term growth of capital.	American Funds IS International Fund — Class 4 Adviser: Capital Research and Management CompanySM	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund — Class P2(1)(2) Adviser: Capital Research and Management CompanySM Sub-Adviser: Milliman Financial Risk Management LLC	0.90%	0.10%	1.00%	10.23%	5.91%	4.74%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	American Funds IS New World Fund® — Class 4(1) Adviser: Capital Research and Management CompanySM	1.07%	0.00%	1.07%	15.67%	8.37%	4.43%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America® — Class 4(1) Adviser: Capital Research and Management CompanySM	0.73%	0.00%	0.73%	4.72%	1.62%	1.83%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors FundSM — Class 4(1) Adviser: Capital Research and Management CompanySM	0.77%	0.00%	0.77%	16.97%	12.33%	9.64%
Seeks capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	1.02%	0.00%	1.02%	16.24%	11.26%	7.44%
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	1.04%	0.00%	1.04%	48.59%	15.77%	12.56%
Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC	0.92%	0.00%	0.92%	11.99%	11.27%	8.73%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited Sub-Adviser: BlackRock International Limited	1.02%	0.00%	1.02%	12.49%	7.39%	4.63%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.79%	0.10%	0.89%	12.94%	5.49%	4.21%
Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index (the "S&P 500").	BlackRock S&P 500 Index V.I. Fund — Class II Adviser: BlackRock Advisors, LLC	0.29%	0.00%	0.29%	26.02%	15.37%	11.63%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund — Class III(1) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited Sub-Adviser: BlackRock (Singapore) Limited	0.80%	0.00%	0.80%	5.43%	1.03%	1.61%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index").	CVT EAFE International Index Portfolio — Class F(1)(3) Adviser: Calvert Research and Management	0.68%	0.00%	0.68%	17.53%	7.61%	3.58%
Seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the "Barclays Index").	CVT Investment Grade Bond Index Portfolio — Class F(1)(4) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.57%	0.10%	0.67%	5.22%	0.81%	1.48%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.	CVT NASDAQ 100 Index Portfolio — Class F(1)(5) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.73%	0.10%	0.83%	54.02%	21.79%	17.05%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000 Small Cap Index Portfolio — Class F(1)(6) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.59%	0.00%	0.59%	16.36%	9.47%	6.53%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	CVT S&P MidCap 400 Index Portfolio — Class F(1)(7) Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.53%	0.00%	0.53%	15.89%	12.06%	8.66%
Seeks high total return.	Franklin Global Real Estate VIP Fund — Class 2(1) Adviser: Franklin Advisers, Inc.	1.25%	0.10%	1.35%	11.43%	3.88%	3.78%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	0.81%	0.00%	0.81%	8.55%	6.88%	4.90%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund — Class 4 Adviser: Franklin Mutual Advisers, LLC	1.25%	0.00%	1.25%	20.13%	10.04%	5.86%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	1.00%	0.00%	1.00%	11.99%	13.64%	10.12%
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Strategic Income VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	1.19%	0.00%	1.19%	7.99%	1.85%	1.67%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic American Funds® Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wilshire Advisors LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.19%	0.00%	1.19%	13.27%	6.41%	4.99%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Balanced Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.02%	0.00%	1.02%	10.81%	4.99%	3.88%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.00%	1.20%	11.39%	5.83%	2.97%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Franklin Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.05%	1.25%	7.77%	7.40%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Growth Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	0.98%	0.05%	1.03%	13.83%	6.93%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Moderate Growth Managed Risk Portfolio — Class II(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: BlackRock Investment Management, LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.02%	0.00%	1.02%	12.82%	6.01%	—
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Select Advisor Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wilshire Advisors LLC Sub-Adviser: Milliman Financial Risk Management LLC	1.17%	0.05%	1.22%	12.82%	6.57%	4.98%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Wellington Research Managed Risk Portfolio — Class II(1)(2) Adviser: Global Atlantic Investment Advisors, LLC Sub-Adviser: Wellington Management Company LLP Sub-Adviser: Milliman Financial Risk Management LLC	1.20%	0.00%	1.20%	14.27%	7.13%	5.82%
Seeks a total return consisting of capital appreciation and income.	Goldman Sachs Core Fixed Income Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.67%	0.15%	0.82%	5.83%	1.13%	1.64%
Seeks long-term growth of capital.	Goldman Sachs International Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.05%	0.00%	1.05%	18.43%	7.55%	3.19%
Seeks long-term growth of capital.	Goldman Sachs Mid Cap Growth Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.98%	0.00%	0.98%	18.45%	13.48%	9.33%
Seeks long-term capital appreciation.	Goldman Sachs Mid Cap Value Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.09%	0.00%	1.09%	11.11%	13.06%	7.82%
Seeks long-term growth of capital.	Goldman Sachs Small Cap Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	1.07%	0.00%	1.07%	18.95%	9.76%	7.53%
Seeks total return while seeking to provide volatility management.	Goldman Sachs Trend Driven Allocation Fund — Service Shares(1)(2) Adviser: Goldman Sachs Asset Management, L.P.	0.97%	0.00%	0.97%	15.57%	4.81%	3.41%
Seeks long-term growth of capital and dividend income.	Goldman Sachs U.S. Equity Insights Fund — Service Shares(1) Adviser: Goldman Sachs Asset Management, L.P.	0.77%	0.00%	0.77%	23.59%	13.37%	10.74%
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund — Series II(1) Adviser: Invesco Advisers, Inc.	1.25%	0.00%	1.25%	20.64%	8.43%	3.57%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund — Series II(1) Adviser: Invesco Advisers, Inc.	1.13%	0.00%	1.13%	6.40%	4.66%	3.79%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund — Series II Adviser: Invesco Advisers, Inc.	1.00%	0.00%	1.00%	12.10%	13.20%	8.65%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund — Series II Adviser: Invesco Advisers, Inc.	1.12%	0.00%	1.12%	12.85%	12.47%	9.52%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Adviser: Invesco Advisers, Inc.	0.82%	0.00%	0.82%	10.24%	9.64%	6.78%
Seeks capital appreciation.	Invesco V.I. Global Fund — Series II Adviser: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.21%
Seeks total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund — Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	0.00%	1.27%	8.82%	1.85%	2.84%
Seeks to provide current income consistent with preservation of capital and liquidity.	Invesco V.I. Government Money Market Fund — Series I(8) Adviser: Invesco Advisers, Inc.	0.36%	0.10%	0.46%	4.86%	1.69%	1.06%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund — Series II Adviser: Invesco Advisers, Inc.	1.13%	0.00%	1.13%	17.82%	12.79%	8.66%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett Series Fund Mid Cap Stock Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	0.00%	1.15%	15.42%	10.64%	6.51%
Seeks a high level of income consistent with the preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.85%	0.00%	0.85%	5.05%	1.69%	—
Seeks capital growth.	LVIP American Century Capital Appreciation Fund — Service Class(1)(9) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.94%	0.00%	0.94%	20.55%	13.09%	—
Seeks capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund — Service Class(1)(10) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.96%	0.00%	0.96%	8.24%	9.92%	7.92%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund — Service Class(1)(11) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	9.02%	11.71%	8.36%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series — Service Class(1)(12) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG Sub-Adviser: Macquarie Investment Management Europe Limited	0.85%	0.00%	0.85%	13.90%	8.27%	3.48%
Seeks to provide capital growth and appreciation.	Macquarie VIP Core Equity Series — Service Class(1)(13) Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	0.95%	0.00%	0.95%	23.51%	15.97%	10.57%
Seeks to provide capital growth and appreciation.	Macquarie VIP International Core Equity Series — Service Class(1)(14) Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	1.11%	0.00%	1.11%	15.65%	7.56%	4.00%
Seeks to provide capital appreciation.	Macquarie VIP Value Series — Service Class(1)(15) Adviser: Delaware Management Company Sub-Adviser: Macquaries Funds Management Hong Kong Limited Sub-Adviser: Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	8.27%	11.72%	7.96%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio — Service(1) Adviser: MFS® Investment Management	0.68%	0.00%	0.68%	28.20%	15.53%	10.82%
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio — Service(1) Adviser: MFS® Investment Management	0.76%	0.00%	0.76%	18.67%	10.01%	8.00%
Seeks total return.	MFS® Global Real Estate Portfolio — Service(1) Adviser: MFS® Investment Management	1.15%	0.00%	1.15%	11.20%	6.16%	6.28%
Seeks capital appreciation.	MFS® Growth Series — Service(1) Adviser: MFS® Investment Management	0.98%	0.00%	0.98%	35.51%	15.59%	12.69%
Seeks capital appreciation.	MFS® Mid Cap Growth Series — Service(1) Adviser: MFS® Investment Management	1.05%	0.00%	1.05%	20.97%	13.05%	10.85%
Seeks capital appreciation.	MFS® Mid Cap Value Portfolio — Service(1) Adviser: MFS® Investment Management	1.04%	0.00%	1.04%	12.39%	12.60%	8.46%
Seeks capital appreciation.	MFS® Research International Portfolio — Service(1) Adviser: MFS® Investment Management	1.14%	0.00%	1.14%	12.83%	8.23%	3.89%
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Total Return Bond Series — Service(1) Adviser: MFS® Investment Management	0.78%	0.05%	0.83%	7.13%	1.58%	1.96%
Seeks total return.	MFS® Utilities Series — Service(1) Adviser: MFS® Investment Management	1.04%	0.00%	1.04%	-2.33%	8.05%	6.13%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates, LLC	2.29%	0.00%	2.29%	8.02%	5.90%	3.93%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC	1.58%	0.15%	1.73%	-7.93%	8.46%	-0.90%
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	1.14%	0.00%	1.14%	6.99%	2.14%	2.22%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	1.37%	0.00%	1.37%	11.00%	2.14%	2.67%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO Global Managed Asset Allocation Portfolio — Advisor(1) Adviser: Pacific Investment Management Company LLC	1.34%	0.00%	1.34%	12.85%	7.20%	5.14%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO High Yield Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.87%	0.00%	0.87%	12.11%	4.72%	4.04%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Adviser: Pacific Investment Management Company LLC	1.38%	0.00%	1.38%	8.91%	1.54%	—
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.94%	0.15%	1.09%	3.57%	3.05%	2.15%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Advisor Adviser: Pacific Investment Management Company LLC	0.85%	0.15%	1.00%	5.83%	0.98%	1.60%
Seeks capital appreciation.	Putnam VT Core Equity Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.95%	0.00%	0.95%	28.08%	16.90%	11.95%
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund — Class IB(1) Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC(17)	1.11%	0.00%	1.11%	17.48%	8.14%	6.35%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC(17)	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.82%	0.00%	0.82%	15.67%	14.50%	10.26%
Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam VT Mortgage Securities Fund — Class IB(1) Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	0.75%	0.00%	0.75%	5.27%	0.30%	0.63%
			Fund	Current Expenses + Fund	Average Annual Total Returns (as of Dec. 31, 2023)
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Facilitation Fee	Facilitation Fee	1 Year	5 Year	10 Year
Seeks capital appreciation.	Putnam VT Small Cap Value Fund — Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Putnam Investments Limited(16)	1.03%	0.00%	1.03%	23.75%	14.17%	7.82%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 4(1) Adviser: Templeton Investment Counsel, LLC	1.17%	0.00%	1.17%	20.69%	5.17%	1.18%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 4(1) Adviser: Franklin Advisers, Inc.	0.85%	0.00%	0.85%	2.82%	-2.23%	-0.76%
Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	VA Global Bond Portfolio — Institutional Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd. Sub-Adviser: DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Seeks to achieve long-term capital appreciation.	VA International Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd. Sub-Adviser: DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Seeks to achieve long-term capital appreciation.	VA U.S. Large Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Seeks to achieve long-term capital appreciation.	VA U.S. Targeted Value Portfolio — Institutional Adviser: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%

(1)  This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)  This Fund employs a managed volatility strategy.

(3)  Effective May 1, 2024, Calvert VP EAFE International Index Portfolio was renamed CVT EAFE International Index Portfolio.

(4)  Effective May 1, 2024, Calvert VP Investment Grade Bond Index Portfolio was renamed CVT Investment Grade Bond Index Portfolio.

(5)  Effective May 1, 2024, Calvert VP Nasdaq 100 Index Portfolio was renamed CVT NASDAQ 100 Index Portfolio.

(6)  Effective May 1, 2024, Calvert VP Russell 2000 Small Cap Index Portfolio was renamed CVT Russell 2000 Small Cap Index Portfolio.

(7)  Effective May 1, 2024, Calvert VP S&P MidCap 400 Index Portfolio was renamed CVT S&P MidCap 400 Index Portfolio.

(8)  Effective April 30, 2024, Delaware VIP Real Estate Securities was liquidated and proceeds were allocated to Invesco V.I. Government Money Market Fund.

(9)  Effective April 26, 2024, American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund.

(10)  Effective April 26, 2024, American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund.

(11)  Effective April 26, 2024, American Century VP Value Fund reorganized into the LVIP American Century Value Fund.

(12)  Effective May 1, 2024, Delaware Ivy VIP Asset Strategy was renamed Macquarie VIP Asset Strategy Series.

(13)  Effective May 1, 2024, Delaware Ivy VIP Core Equity was renamed Macquarie VIP Core Equity Series.

(14)  Effective May 1, 2024, Delaware Ivy VIP International Core Equity was renamed Macquarie VIP International Core Equity Series.

(15)  Effective May 1, 2024, Delaware Ivy VIP Value was renamed Macquarie VIP Value Series.

(16)  Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.

(17)  Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
Asset Allocation Model Risk [Member]
Prospectus:
Principal Risk [Text Block]

Asset Allocation Model Risk. You may choose to participate in the static asset allocation models that are available under the Contract. Participating in an asset allocation model does not guarantee that your Contract Value will increase. Nor will it protect against a decline in Contract Value in down markets. If you choose to participate in an asset allocation model, you are responsible for determining which model (if any) is best for you.

Cybersecurity and Business Continuity Risk [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cybersecurity incidents. Systems failures and cybersecurity incidents may adversely affect us or our third-party service providers, as well as you and your Contract. Cybersecurity incidents could severely interfere with our ability to administer the Contract, including our ability to process transactions and calculate Contract values. They could impede our ability to calculate unit values. They could also result in the unauthorized release of your personal information. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters and catastrophes may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cybersecurity incidents, or natural and man-made disasters and catastrophes. These risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

Financial services companies and their third-party service providers are increasingly the targets of cyberattacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyberattack. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.

For more detailed information, please refer to f. Additional Information About Business Continuity Risk and Cybersecurity Risk in Section 12. Additional Information.

Financial Strength and Claims-Paying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]

Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account are subject to our financial strength and claims-paying capabilities. If we experience financial distress, we may not be able to meet our obligations to you.

Fixed Account Interest Rate Risk [Member]
Prospectus:
Principal Risk [Text Block]

Fixed Account Interest Rate Risk. We guarantee that we will credit interest to amounts you allocate to the Fixed Account, a Multi-Year Guaranteed Account, or the DCA Plus Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate.

Fund Option (Sub-Account) Risk [Member]
Prospectus:
Principal Risk [Text Block]

Fund Option (Sub-Account) Risk. Amounts that you invest in the Fund options (i.e., the Sub-Accounts) are subject to the risk of poor investment performance. Generally, if the Sub-Accounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Sub-Account's performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund's investment risks when you invest in the corresponding Sub-Account. You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Sub-Accounts you have chosen. Even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. We do not promise that the Funds will meet their investment objectives. You should periodically review your allocations in light of market conditions and overall financial goals.

Managed Volatility Fund Risk [Member]
Prospectus:
Principal Risk [Text Block]

Managed Volatility Fund Risk. As described in more detail in the Fund prospectuses, certain Funds (including Funds that are affiliated with us) employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk. A Fund's managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Funds that employ a managed volatility strategy are identified in Appendix B — Funds Available Under the Contract.

Selection Risk [Member]
Prospectus:
Principal Risk [Text Block]

Selection Risk. The standard and optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.

Transfer Risk [Member]
Prospectus:
Principal Risk [Text Block]

Transfer Risk. You are allowed to make only one transfer between the Sub-Accounts per day, and you are allowed to only make 12 transfers between the Sub-Accounts by internet or telephone per year before we require you to submit additional transfer requests in writing through U.S. Mail or overnight delivery service. In addition, the Contract's restrictions on the maximum amount that may be transferred annually from the Fixed Account, and when amounts may be transferred to the Fixed Account, may restrict your ability to perform transfers involving the Fixed Account. You should also consider that amounts cannot be transferred from a Multi-Year Guaranteed Account until the end of its current duration. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.

Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]

Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract, including a Surrender and Partial Withdrawals. A Surrender or Partial Withdrawal may be subject to substantial Surrender Charges. A Surrender or Partial Withdrawal may be subject to federal and state taxes, including an additional 10% federal income tax on the taxable portion of the withdrawal, if taken prior to age 59?. You should consider that a Surrender terminates the Contract. You should also consider the impact that a Partial Withdrawal may have on the standard and optional benefits under your Contract. Partial Withdrawals will reduce the value of the standard Death Benefit on a dollar-for-dollar basis. In addition, Partial Withdrawals may reduce the value of an optional living or death benefit that you have elected on a dollar-for-dollar basis or proportionate basis, and could result in the termination of the benefit. If a benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn and could result in termination of the benefit. If you have amounts invested in the Fixed Account or the Multi-Year Guaranteed Accounts and need ready access to cash, you should consider that we may defer payment of any amounts withdrawn from those investment options for up to six months from the date of the withdrawal request. You cannot make withdrawals from the Contract after it has been annuitized unless your Annuity Payout Option provides otherwise (in the form of Commuted Value).

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by investing in this Contract, including your principal investment. Principal Risks of Investing in the Contract
Principal Risk [Text Block]

Risk of Loss. You can lose money by investing in this Contract, including your principal investment. The value of your Contract is not guaranteed by the U.S. government or any federal government agency, insured by the FDIC, or guaranteed by any bank.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment • This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
• The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Principal Risks of Investing in the Contract

Principal Risk [Text Block]

Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protection mean that this Contract is more beneficial to investors with a long investment time horizon.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investment Options • An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (the Fund options).
• Each investment option (including the Fixed Account and the Multi-Year Guaranteed Accounts for class B shares) has its own unique risks.
• You should review the investment options before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks

An investment in the Contract is subject to the risks related to us, Forethought Life Insurance Company. Any obligations (including under the Fixed Account and the Multi-Year Guaranteed Accounts for class B shares), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Forethought Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-866-645-2449 or visiting www.globalatlantic.com.

Principal Risks of Investing in the Contract

AB VPS Relative Value Portfolio — Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.	[5]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B	[5]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[5]
Current Expenses [Percent]	0.86%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.86%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.72%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.57%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.05%	[5]
American Funds IS Asset Allocation Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds IS Capital Income Builder® — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks (1) to provide a level of current income
that exceeds the average yield on U.S. stocks
generally and (2) to provide a growing stream of
income over the years. The fund's secondary
	objective is to provide growth of capital.	[5]
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® — Class 4	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5]
Current Expenses [Percent]	0.78%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.78%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.75%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[5]
Average Annual Total Returns, 10 Years [Percent]		[5]
American Funds IS Global Growth Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.	[5]
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5]
Current Expenses [Percent]	0.91%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.91%	[5]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.30%	[5]
American Funds IS Growth Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
American Funds IS Growth-Income Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds IS International Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS International Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds IS Managed Risk Asset Allocation Fund — Class P2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	[5],[6]
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund — Class P2	[5],[6]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5],[6]
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	0.90%	[5],[6]
Platform Charge [Percent]	0.10%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.00%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	10.23%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	5.91%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]	4.74%	[5],[6]
American Funds IS The Bond Fund of America® — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	[5]
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America® — Class 4	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5]
Current Expenses [Percent]	0.73%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.73%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.72%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.62%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.83%	[5]
American Funds IS Washington Mutual Investors FundSM — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	[5]
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5]
Current Expenses [Percent]	0.77%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.77%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.97%	[5]
Average Annual Total Returns, 5 Years [Percent]	12.33%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.64%	[5]
American Funds Is New World Fund® — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.	[5]
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[5]
Current Expenses [Percent]	1.07%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.07%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.67%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.37%	[5]
Average Annual Total Returns, 10 Years [Percent]	4.43%	[5]
BlackRock Basic Value V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and, secondarily, income.	[5]
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Current Expenses [Percent]	1.02%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.02%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.24%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.26%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.44%	[5]
BlackRock Capital Appreciation V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.	[5]
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Current Expenses [Percent]	1.04%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	48.59%	[5]
Average Annual Total Returns, 5 Years [Percent]	15.77%	[5]
Average Annual Total Returns, 10 Years [Percent]	12.56%	[5]
BlackRock Equity Dividend V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return and current income.	[5]
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Current Expenses [Percent]	0.92%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.92%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.99%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.27%	[5]
Average Annual Total Returns, 10 Years [Percent]	8.73%	[5]
BlackRock Global Allocation V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.	[5]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) LimitedBlackRock International Limited	[5]
Current Expenses [Percent]	1.02%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.02%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.49%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.39%	[5]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[5]
BlackRock High Yield V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.	[5]
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[5]
Current Expenses [Percent]	0.79%	[5]
Platform Charge [Percent]	0.10%	[5]
Current Expenses + Platform Charge [Percent]	0.89%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.94%	[5]
Average Annual Total Returns, 5 Years [Percent]	5.49%	[5]
Average Annual Total Returns, 10 Years [Percent]	4.21%	[5]
BlackRock S&P 500 Index V.I. Fund — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index (the "S&P 500").
Portfolio Company Name [Text Block]	BlackRock S&P 500 Index V.I. Fund — Class II
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	26.02%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	11.63%
BlackRock Total Return V.I. Fund — Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.	[5]
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund — Class III	[5]
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC	[5]
Portfolio Company Subadviser [Text Block]	BlackRock International LimitedBlackRock (Singapore) Limited	[5]
Current Expenses [Percent]	0.80%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.80%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.43%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.03%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.61%	[5]
Calvert VP EAFE International Index Portfolio — Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index").	[5],[7]
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio — Class F	[5],[7]
Portfolio Company Adviser [Text Block]	Calvert Research and Management	[5],[7]
Current Expenses [Percent]	0.68%	[5],[7]
Platform Charge [Percent]	0.00%	[5],[7]
Current Expenses + Platform Charge [Percent]	0.68%	[5],[7]
Average Annual Total Returns, 1 Year [Percent]	17.53%	[5],[7]
Average Annual Total Returns, 5 Years [Percent]	7.61%	[5],[7]
Average Annual Total Returns, 10 Years [Percent]	3.58%	[5],[7]
Calvert VP Investment Grade Bond Index Portfolio — Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the "Barclays Index").	[5],[8]
Portfolio Company Name [Text Block]	CVT Investment Grade Bond Index Portfolio — Class F	[5],[8]
Portfolio Company Adviser [Text Block]	Calvert Research and Management	[5],[8]
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.	[5],[8]
Current Expenses [Percent]	0.57%	[5],[8]
Platform Charge [Percent]	0.10%	[5],[8]
Current Expenses + Platform Charge [Percent]	0.67%	[5],[8]
Average Annual Total Returns, 1 Year [Percent]	5.22%	[5],[8]
Average Annual Total Returns, 5 Years [Percent]	0.81%	[5],[8]
Average Annual Total Returns, 10 Years [Percent]	1.48%	[5],[8]
Calvert VP NASDAQ 100 Index Portfolio — Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.	[5],[9]
Portfolio Company Name [Text Block]	CVT NASDAQ 100 Index Portfolio — Class F	[5],[9]
Portfolio Company Adviser [Text Block]	Calvert Research and Management	[5],[9]
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.	[5],[9]
Current Expenses [Percent]	0.73%	[5],[9]
Platform Charge [Percent]	0.10%	[5],[9]
Current Expenses + Platform Charge [Percent]	0.83%	[5],[9]
Average Annual Total Returns, 1 Year [Percent]	54.02%	[5],[9]
Average Annual Total Returns, 5 Years [Percent]	21.79%	[5],[9]
Average Annual Total Returns, 10 Years [Percent]	17.05%	[5],[9]
Calvert VP Russell 2000 Small Cap Index Portfolio — Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	[5],[10]
Portfolio Company Name [Text Block]	CVT Russell 2000 Small Cap Index Portfolio — Class F	[5],[10]
Portfolio Company Adviser [Text Block]	Calvert Research and Management	[5],[10]
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.	[5],[10]
Current Expenses [Percent]	0.59%	[5],[10]
Platform Charge [Percent]	0.00%	[5],[10]
Current Expenses + Platform Charge [Percent]	0.59%	[5],[10]
Average Annual Total Returns, 1 Year [Percent]	16.36%	[5],[10]
Average Annual Total Returns, 5 Years [Percent]	9.47%	[5],[10]
Average Annual Total Returns, 10 Years [Percent]	6.53%	[5],[10]
Calvert VP S&P MidCap 400 Index Portfolio — Class F [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	[5],[11]
Portfolio Company Name [Text Block]	CVT S&P MidCap 400 Index Portfolio — Class F	[5],[11]
Portfolio Company Adviser [Text Block]	Calvert Research and Management	[5],[11]
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.	[5],[11]
Current Expenses [Percent]	0.53%	[5],[11]
Platform Charge [Percent]	0.00%	[5],[11]
Current Expenses + Platform Charge [Percent]	0.53%	[5],[11]
Average Annual Total Returns, 1 Year [Percent]	15.89%	[5],[11]
Average Annual Total Returns, 5 Years [Percent]	12.06%	[5],[11]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[5],[11]
Franklin Global Real Estate VIP Fund — Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.	[5]
Portfolio Company Name [Text Block]	Franklin Global Real Estate VIP Fund — Class 2	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	1.25%	[5]
Platform Charge [Percent]	0.10%	[5]
Current Expenses + Platform Charge [Percent]	1.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.43%	[5]
Average Annual Total Returns, 5 Years [Percent]	3.88%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.78%	[5]
Franklin Income VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation.	[5]
Portfolio Company Name [Text Block]	Franklin Income VIP Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	0.81%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.81%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.55%	[5]
Average Annual Total Returns, 5 Years [Percent]	6.88%	[5]
Average Annual Total Returns, 10 Years [Percent]	4.90%	[5]
Franklin Mutual Global Discovery VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund — Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Franklin Rising Dividends VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	[5]
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	1.00%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.99%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.64%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.12%	[5]
Franklin Strategic Income VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	[5]
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	1.19%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.19%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.99%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.85%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.67%	[5]
Global Atlantic American Funds® Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[5],[6]
Portfolio Company Name [Text Block]	Global Atlantic American Funds® Managed Risk Portfolio — Class II	[5],[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[5],[6]
Portfolio Company Subadviser [Text Block]	Wilshire Advisors LLCMilliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	1.19%	[5],[6]
Platform Charge [Percent]	0.00%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.19%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	13.27%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	6.41%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]	4.99%	[5],[6]
Global Atlantic Balanced Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[6]
Portfolio Company Name [Text Block]	Global Atlantic Balanced Managed Risk Portfolio — Class II	[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[6]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLCMilliman Financial Risk Management LLC	[6]
Current Expenses [Percent]	1.02%	[6]
Platform Charge [Percent]	0.00%	[6]
Current Expenses + Platform Charge [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.81%	[6]
Average Annual Total Returns, 5 Years [Percent]	4.99%	[6]
Average Annual Total Returns, 10 Years [Percent]	3.88%	[6]
Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[6]
Portfolio Company Name [Text Block]	Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II	[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[6]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLCMilliman Financial Risk Management LLC	[6]
Current Expenses [Percent]	1.20%	[6]
Platform Charge [Percent]	0.00%	[6]
Current Expenses + Platform Charge [Percent]	1.20%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.39%	[6]
Average Annual Total Returns, 5 Years [Percent]	5.83%	[6]
Average Annual Total Returns, 10 Years [Percent]	2.97%	[6]
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[5],[6]
Portfolio Company Name [Text Block]	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II	[5],[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[5],[6]
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.Milliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	1.20%	[5],[6]
Platform Charge [Percent]	0.05%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.25%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	7.77%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	7.40%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]		[5],[6]
Global Atlantic Growth Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[5],[6]
Portfolio Company Name [Text Block]	Global Atlantic Growth Managed Risk Portfolio — Class II	[5],[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[5],[6]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLCMilliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	0.98%	[5],[6]
Platform Charge [Percent]	0.05%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.03%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	13.83%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	6.93%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]		[5],[6]
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[6]
Portfolio Company Name [Text Block]	Global Atlantic Moderate Growth Managed Risk Portfolio — Class II	[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[6]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLCMilliman Financial Risk Management LLC	[6]
Current Expenses [Percent]	1.02%	[6]
Platform Charge [Percent]	0.00%	[6]
Current Expenses + Platform Charge [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.82%	[6]
Average Annual Total Returns, 5 Years [Percent]	6.01%	[6]
Average Annual Total Returns, 10 Years [Percent]		[6]
Global Atlantic Select Advisor Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[5],[6]
Portfolio Company Name [Text Block]	Global Atlantic Select Advisor Managed Risk Portfolio — Class II	[5],[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[5],[6]
Portfolio Company Subadviser [Text Block]	Wilshire Advisors LLCMilliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	1.17%	[5],[6]
Platform Charge [Percent]	0.05%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.22%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	12.82%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	6.57%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]	4.98%	[5],[6]
Global Atlantic Wellington Research Managed Risk Portfolio — Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and income while seeking to manage volatility.	[5],[6]
Portfolio Company Name [Text Block]	Global Atlantic Wellington Research Managed Risk Portfolio — Class II	[5],[6]
Portfolio Company Adviser [Text Block]	Global Atlantic Investment Advisors, LLC	[5],[6]
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLPMilliman Financial Risk Management LLC	[5],[6]
Current Expenses [Percent]	1.20%	[5],[6]
Platform Charge [Percent]	0.00%	[5],[6]
Current Expenses + Platform Charge [Percent]	1.20%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	14.27%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	7.13%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]	5.82%	[5],[6]
Goldman Sachs Core Fixed Income Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a total return consisting of capital appreciation and income.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	0.67%	[5]
Platform Charge [Percent]	0.15%	[5]
Current Expenses + Platform Charge [Percent]	0.82%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.83%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.13%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.64%	[5]
Goldman Sachs International Equity Insights Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs International Equity Insights Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	1.05%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.05%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.43%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.55%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.19%	[5]
Goldman Sachs Mid Cap Growth Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	0.98%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.98%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.45%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.48%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[5]
Goldman Sachs Mid Cap Value Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	1.09%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.09%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.11%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.06%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[5]
Goldman Sachs Small Cap Equity Insights Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Equity Insights Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	1.07%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.07%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.95%	[5]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[5]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[5]
Goldman Sachs Trend Driven Allocation Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.	[5],[6]
Portfolio Company Name [Text Block]	Goldman Sachs Trend Driven Allocation Fund — Service Shares	[5],[6]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5],[6]
Current Expenses [Percent]	0.97%	[5],[6]
Platform Charge [Percent]	0.00%	[5],[6]
Current Expenses + Platform Charge [Percent]	0.97%	[5],[6]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[5],[6]
Average Annual Total Returns, 5 Years [Percent]	4.81%	[5],[6]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[5],[6]
Goldman Sachs U.S. Equity Insights Fund — Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and dividend income.	[5]
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund — Service Shares	[5]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[5]
Current Expenses [Percent]	0.77%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.77%	[5]
Average Annual Total Returns, 1 Year [Percent]	23.59%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.37%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.74%	[5]
Invesco Oppenheimer V.I. International Growth Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund — Series II	[5]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[5]
Current Expenses [Percent]	1.25%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.25%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.64%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.43%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.57%	[5]
Invesco V.I. Balanced-Risk Allocation Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.	[5]
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund — Series II	[5]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[5]
Current Expenses [Percent]	1.13%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.13%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.40%	[5]
Average Annual Total Returns, 5 Years [Percent]	4.66%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.79%	[5]
Invesco V.I. Comstock Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Invesco V.I. Equity and Income Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco V.I. Global Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Invesco V.I. Global Real Estate Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Invesco V.I. Government Money Market Fund — Series I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income consistent with preservation of capital and liquidity.	[12]
Portfolio Company Name [Text Block]	Invesco V.I. Government Money Market Fund — Series I	[12]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[12]
Current Expenses [Percent]	0.36%	[12]
Platform Charge [Percent]	0.10%	[12]
Current Expenses + Platform Charge [Percent]	0.46%	[12]
Average Annual Total Returns, 1 Year [Percent]	4.86%	[12]
Average Annual Total Returns, 5 Years [Percent]	1.69%	[12]
Average Annual Total Returns, 10 Years [Percent]	1.06%	[12]
Invesco V.I. Main Street Small Cap Fund — Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund — Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
LVIP American Century Capital Appreciation Fund — Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.	[5],[13]
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund — Service Class	[5],[13]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[5],[13]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[5],[13]
Current Expenses [Percent]	0.94%	[5],[13]
Platform Charge [Percent]	0.00%	[5],[13]
Current Expenses + Platform Charge [Percent]	0.94%	[5],[13]
Average Annual Total Returns, 1 Year [Percent]	20.55%	[5],[13]
Average Annual Total Returns, 5 Years [Percent]	13.09%	[5],[13]
Average Annual Total Returns, 10 Years [Percent]		[5],[13]
LVIP American Century Disciplined Core Value Fund — Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth by investing in common stocks. Income is a secondary objective.	[5],[14]
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund — Service Class	[5],[14]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[5],[14]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[5],[14]
Current Expenses [Percent]	0.96%	[5],[14]
Platform Charge [Percent]	0.00%	[5],[14]
Current Expenses + Platform Charge [Percent]	0.96%	[5],[14]
Average Annual Total Returns, 1 Year [Percent]	8.24%	[5],[14]
Average Annual Total Returns, 5 Years [Percent]	9.92%	[5],[14]
Average Annual Total Returns, 10 Years [Percent]	7.92%	[5],[14]
LVIP American Century Value Fund — ServiceClass [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[5],[15]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund — Service Class	[5],[15]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation	[5],[15]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[5],[15]
Current Expenses [Percent]	0.86%	[5],[15]
Platform Charge [Percent]	0.00%	[5],[15]
Current Expenses + Platform Charge [Percent]	0.86%	[5],[15]
Average Annual Total Returns, 1 Year [Percent]	9.02%	[5],[15]
Average Annual Total Returns, 5 Years [Percent]	11.71%	[5],[15]
Average Annual Total Returns, 10 Years [Percent]	8.36%	[5],[15]
Lord Abbett Series Fund Bond Debenture Portfolio — Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio — Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Lord Abbett Series Fund Mid Cap Stock Portfolio — Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Mid Cap Stock Portfolio — Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.42%
Average Annual Total Returns, 5 Years [Percent]	10.64%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Lord Abbett Series Fund Short Duration Income Portfolio — Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio — Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]
MFS® Blended Research® Core Equity Portfolio — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Blended Research® Core Equity Portfolio — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Blended Research® Core Equity Portfolio — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	0.68%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.68%	[5]
Average Annual Total Returns, 1 Year [Percent]	28.20%	[5]
Average Annual Total Returns, 5 Years [Percent]	15.53%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.82%	[5]
MFS® Blended Research® Small Cap Equity Portfolio — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Blended Research® Small Cap Equity Portfolio — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Blended Research® Small Cap Equity Portfolio — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	0.76%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.76%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.67%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.01%	[5]
Average Annual Total Returns, 10 Years [Percent]	8.00%	[5]
MFS® Global Real Estate Portfolio — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.	[5]
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Global Real Estate Portfolio — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	1.15%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.15%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.20%	[5]
Average Annual Total Returns, 5 Years [Percent]	6.16%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.28%	[5]
MFS® Growth Series — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Growth Series — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Growth Series — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	0.98%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.98%	[5]
Average Annual Total Returns, 1 Year [Percent]	35.51%	[5]
Average Annual Total Returns, 5 Years [Percent]	15.59%	[5]
Average Annual Total Returns, 10 Years [Percent]	12.69%	[5]
MFS® Mid Cap Growth Series — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Mid Cap Growth Series — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	1.05%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.05%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.97%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.85%	[5]
MFS® Mid Cap Value Portfolio — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Mid Cap Value Portfolio — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	1.04%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.39%	[5]
Average Annual Total Returns, 5 Years [Percent]	12.60%	[5]
Average Annual Total Returns, 10 Years [Percent]	8.46%	[5]
MFS® Research International Portfolio — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Research International Portfolio — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	1.14%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.14%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.83%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.23%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.89%	[5]
MFS® Total Return Bond Series — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with an emphasis on current income, but also considering capital appreciation.	[5]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Total Return Bond Series — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	0.78%	[5]
Platform Charge [Percent]	0.05%	[5]
Current Expenses + Platform Charge [Percent]	0.83%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.13%	[5]
Average Annual Total Returns, 5 Years [Percent]	1.58%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.96%	[5]
MFS® Utilities Series — Service [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.	[5]
Portfolio Company Name [Text Block]	MFS® Utilities Series — Service	[5]
Portfolio Company Adviser [Text Block]	MFS® Utilities Series — Service(1) Adviser: MFS® Investment Management	[5]
Current Expenses [Percent]	1.04%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	(2.33%)	[5]
Average Annual Total Returns, 5 Years [Percent]	8.05%	[5]
Average Annual Total Returns, 10 Years [Percent]	6.13%	[5]
Macquarie VIP Asset Strategy Series — ServiceClass( [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.	[5],[16]
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series — Service Class(
Portfolio Company Adviser [Text Block]	Delaware Management Company	[5],[16]
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global LimitedMacquarie Funds Management Hong Kong LimitedMacquarie Investment Management Austria Kapitalanlage AGMacquarie Investment Management Europe Limited	[5],[16]
Current Expenses [Percent]	0.85%	[5],[16]
Platform Charge [Percent]	0.00%	[5],[16]
Current Expenses + Platform Charge [Percent]	0.85%	[5],[16]
Average Annual Total Returns, 1 Year [Percent]	13.90%	[5],[16]
Average Annual Total Returns, 5 Years [Percent]	8.27%	[5],[16]
Average Annual Total Returns, 10 Years [Percent]	3.48%	[5],[16]
Macquarie VIP Core Equity Series — ServiceClass [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth and appreciation.	[5],[17]
Portfolio Company Name [Text Block]	Macquarie VIP Core Equity Series — Service Class	[5],[17]
Portfolio Company Adviser [Text Block]	Delaware Management Company	[5],[17]
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong LimitedMacquarie Investment Management Global Limited	[5],[17]
Current Expenses [Percent]	0.95%	[5],[17]
Platform Charge [Percent]	0.00%	[5],[17]
Current Expenses + Platform Charge [Percent]	0.95%	[5],[17]
Average Annual Total Returns, 1 Year [Percent]	23.51%	[5],[17]
Average Annual Total Returns, 5 Years [Percent]	15.97%	[5],[17]
Average Annual Total Returns, 10 Years [Percent]	10.57%	[5],[17]
Macquarie VIP International Core Equity Series — Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth and appreciation.	[5],[18]
Portfolio Company Name [Text Block]	Macquarie VIP International Core Equity Series — Service Class	[5],[18]
Portfolio Company Adviser [Text Block]	Delaware Management Company	[5],[18]
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong LimitedMacquarie Investment Management Global Limited	[5],[18]
Current Expenses [Percent]	1.11%	[5],[18]
Platform Charge [Percent]	0.00%	[5],[18]
Current Expenses + Platform Charge [Percent]	1.11%	[5],[18]
Average Annual Total Returns, 1 Year [Percent]	15.65%	[5],[18]
Average Annual Total Returns, 5 Years [Percent]	7.56%	[5],[18]
Average Annual Total Returns, 10 Years [Percent]	4.00%	[5],[18]
Macquarie VIP Value Series — Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.	[5],[19]
Portfolio Company Name [Text Block]	Macquarie VIP Value Series — Service Class	[5],[19]
Portfolio Company Adviser [Text Block]	Delaware Management Company	[5],[19]
Portfolio Company Subadviser [Text Block]	Macquaries Funds Management Hong Kong LimitedMacquarie Investment Management Global Limited	[5],[19]
Current Expenses [Percent]	1.00%	[5],[19]
Platform Charge [Percent]	0.00%	[5],[19]
Current Expenses + Platform Charge [Percent]	1.00%	[5],[19]
Average Annual Total Returns, 1 Year [Percent]	8.27%	[5],[19]
Average Annual Total Returns, 5 Years [Percent]	11.72%	[5],[19]
Average Annual Total Returns, 10 Years [Percent]	7.96%	[5],[19]
PIMCO All Asset Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	[5]
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio — Advisor	[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[5]
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC	[5]
Current Expenses [Percent]	2.29%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	2.29%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.02%	[5]
Average Annual Total Returns, 5 Years [Percent]	5.90%	[5]
Average Annual Total Returns, 10 Years [Percent]	3.93%	[5]
PIMCO CommodityRealReturn® Strategy Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.	[5]
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio — Advisor	[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[5]
Current Expenses [Percent]	1.58%	[5]
Platform Charge [Percent]	0.15%	[5]
Current Expenses + Platform Charge [Percent]	1.73%	[5]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)	[5]
Average Annual Total Returns, 5 Years [Percent]	8.46%	[5]
Average Annual Total Returns, 10 Years [Percent]	(0.90%)	[5]
PIMCO Dynamic Bond Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Dynamic Bond Portfolio — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.22%
PIMCO Emerging Markets Bond Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.67%
PIMCO Global Managed Asset Allocation Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	[5]
Portfolio Company Name [Text Block]	PIMCO Global Managed Asset Allocation Portfolio — Advisor	[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[5]
Current Expenses [Percent]	1.34%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.34%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.85%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.20%	[5]
Average Annual Total Returns, 10 Years [Percent]	5.14%	[5]
PIMCO High Yield Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO High Yield Portfolio — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	4.04%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]
PIMCO Real Return Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO Total Return Portfolio — Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.15%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Putnam VT Core Equity Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[20]
Portfolio Company Name [Text Block]	Putnam VT Core Equity Fund — Class IB	[20]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[20]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[20]
Current Expenses [Percent]	0.95%	[20]
Platform Charge [Percent]	0.00%	[20]
Current Expenses + Platform Charge [Percent]	0.95%	[20]
Average Annual Total Returns, 1 Year [Percent]	28.08%	[20]
Average Annual Total Returns, 5 Years [Percent]	16.90%	[20]
Average Annual Total Returns, 10 Years [Percent]	11.95%	[20]
Putnam VT Global Asset Allocation Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term return consistent with preservation of capital.	[5],[20],[21]
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund — Class IB	[5],[20],[21]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[5],[20],[21]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC	[5],[20],[21]
Current Expenses [Percent]	1.11%	[5],[20],[21]
Platform Charge [Percent]	0.00%	[5],[20],[21]
Current Expenses + Platform Charge [Percent]	1.11%	[5],[20],[21]
Average Annual Total Returns, 1 Year [Percent]	17.48%	[5],[20],[21]
Average Annual Total Returns, 5 Years [Percent]	8.14%	[5],[20],[21]
Average Annual Total Returns, 10 Years [Percent]	6.35%	[5],[20],[21]
Putnam VT Income Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	[20]
Portfolio Company Name [Text Block]	Putnam VT Income Fund — Class IB	[20]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[20]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[20]
Current Expenses [Percent]	0.89%	[20]
Platform Charge [Percent]	0.00%	[20]
Current Expenses + Platform Charge [Percent]	0.89%	[20]
Average Annual Total Returns, 1 Year [Percent]	4.69%	[20]
Average Annual Total Returns, 5 Years [Percent]	0.37%	[20]
Average Annual Total Returns, 10 Years [Percent]	1.43%	[20]
Putnam VT International Value Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.	[20],[21]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB	[20],[21]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[20],[21]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited(16) Sub-Adviser: The Putnam Advisory Company, LLC	[20],[21]
Current Expenses [Percent]	1.13%	[20],[21]
Platform Charge [Percent]	0.00%	[20],[21]
Current Expenses + Platform Charge [Percent]	1.13%	[20],[21]
Average Annual Total Returns, 1 Year [Percent]	18.68%	[20],[21]
Average Annual Total Returns, 5 Years [Percent]	9.70%	[20],[21]
Average Annual Total Returns, 10 Years [Percent]	3.88%	[20],[21]
Putnam VT Large Cap Value Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.	[20]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund — Class IB	[20]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[20]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[20]
Current Expenses [Percent]	0.82%	[20]
Platform Charge [Percent]	0.00%	[20]
Current Expenses + Platform Charge [Percent]	0.82%	[20]
Average Annual Total Returns, 1 Year [Percent]	15.67%	[20]
Average Annual Total Returns, 5 Years [Percent]	14.50%	[20]
Average Annual Total Returns, 10 Years [Percent]	10.26%	[20]
Putnam VT Mortgage Securities Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	[5],[20]
Portfolio Company Name [Text Block]	Putnam VT Mortgage Securities Fund — Class IB	[5],[20]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[5],[20]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[5],[20]
Current Expenses [Percent]	0.75%	[5],[20]
Platform Charge [Percent]	0.00%	[5],[20]
Current Expenses + Platform Charge [Percent]	0.75%	[5],[20]
Average Annual Total Returns, 1 Year [Percent]	5.27%	[5],[20]
Average Annual Total Returns, 5 Years [Percent]	0.30%	[5],[20]
Average Annual Total Returns, 10 Years [Percent]	0.63%	[5],[20]
Putnam VT Small Cap Value Fund — Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.	[20]
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund — Class IB	[20]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC	[20]
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited	[20]
Current Expenses [Percent]	1.03%	[20]
Platform Charge [Percent]	0.00%	[20]
Current Expenses + Platform Charge [Percent]	1.03%	[20]
Average Annual Total Returns, 1 Year [Percent]	23.75%	[20]
Average Annual Total Returns, 5 Years [Percent]	14.17%	[20]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[20]
Templeton Foreign VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.	[5]
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC	[5]
Current Expenses [Percent]	1.17%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	1.17%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.69%	[5]
Average Annual Total Returns, 5 Years [Percent]	5.17%	[5]
Average Annual Total Returns, 10 Years [Percent]	1.18%	[5]
Templeton Global Bond VIP Fund — Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	[5]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund — Class 4	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[5]
Current Expenses [Percent]	0.85%	[5]
Platform Charge [Percent]	0.00%	[5]
Current Expenses + Platform Charge [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	2.82%	[5]
Average Annual Total Returns, 5 Years [Percent]	(2.23%)	[5]
Average Annual Total Returns, 10 Years [Percent]	(0.76%)	[5]
VA Global Bond Portfolio — Institutional [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	VA Global Bond Portfolio — Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
VA International Value Portfolio — Institutional [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	VA International Value Portfolio — Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
VA U.S. Large Value Portfolio — Institutional [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	VA U.S. Large Value Portfolio — Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
VA U.S. Targeted Value Portfolio — Institutional [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	VA U.S. Targeted Value Portfolio — Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Additional Federal Income Tax [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Provides for automatic rebalancing of your Fund option selections based on your allocation instructions.
Brief Restrictions / Limitations [Text Block]	• May have only one set of standing asset allocation instructions. • Fixed Account and Multi-Year Guaranteed Accounts are excluded. • Program transfers do not count against transfer limitations.
Name of Benefit [Text Block]	Asset Rebalancing
Operation of Benefit [Text Block]

Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

Example

As the Owner of a class B share Contract, you have decided you want to invest in asset rebalancing on a quarterly basis. You decide you're going to invest $150 a month into six funds you selected through Dollar Cost Averaging from the Fixed Account on the first business day of each month. The funds you have chosen to rebalance are as follows:

DEF Managed Risk Portfolio	50%
ABC U.S. Large Value Portfolio	20%
TUV VIP Growth Fund	15%
OPQ Mid Cap Value Fund	5%
JKL International Growth Portfolio	5%
UVW Foreign VIT Fund	5%
Total	100%

At the end of the first month, the values of each of these funds represent the following percentages:

DEF Managed Risk Portfolio	48%
ABC U.S. Large Value Portfolio	15%
TUV VIP Growth Fund	19%
OPQ Mid Cap Value Fund	4%
JKL International Growth Portfolio	11%
UVW Foreign VIT Fund	3%
Total	100%

Because the percentages are no longer in alignment with the percentages of the six funds you selected at the beginning of the program, we will automatically transfer some of your funds in TUV VIP Growth Fund and JKL International Growth Portfolio, which have both increased, to DEF Managed Risk Portfolio, ABC U.S. Large Value Portfolio, OPQ Mid Cap Value Fund, and UVW Foreign VIT Fund, which have all decreased during the month, so the percentages allocated to each of those six funds will now equal the original percentages you selected.

DEF Managed Risk Portfolio	50%
ABC U.S. Large Value Portfolio	20%
TUV VIP Growth Fund	15%
OPQ Mid Cap Value Fund	5%
JKL International Growth Portfolio	5%
UVW Foreign VIT Fund	5%
Total	100%

Dollar Cost Averaging - DCA Plus [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging — DCA Plus
Purpose of Benefit [Text Block]	Provides for monthly transfers from a DCA Plus Fixed Account to the Fund options over a period of time, while amounts remaining in the DCA Plus Fixed Account are credited interest.
Brief Restrictions / Limitations [Text Block]	• Limited to 6-month or 12-month durations.
• Not available under C share class Contracts.
• Amounts can be transferred only to the Fund options.
• Each investment in a DCA Plus Fixed Account is considered a separate DCA Plus program.
• Interest rates may differ for simultaneous DCA Plus programs.
• Up to five simultaneous DCA Plus programs.
• Minimum starting investment: $5,000 ($2,000 for IRAs).
	• Program transfers do not count against transfer limitations.
Name of Benefit [Text Block]	Dollar Cost Averaging — DCA Plus
Operation of Benefit [Text Block]

Dollar Cost Averaging Programs

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

•  DCA Plus

•  Fixed Amount DCA

•  Earnings/Interest DCA

DCA Plus — This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus is not available for C share class Contracts.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

•  Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

•  You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

•  Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

•  If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

•  If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

•  The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

•  You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (for class B shares) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (not available if the C share class Contract was selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Example

You decide you're going to enroll in Dollar Cost Averaging and transfer $100 monthly from Sub-Account A in your variable annuity to Sub-Account F on the first business day of each month. Every month, your $100 will purchase $100 worth of Accumulation Units of Sub-account F based on that day's Accumulation Unit Value for Sub-Account F.

The table below shows your $100 transfer amounts to Sub-Account F over ten months. Throughout these ten months, you transferred a total of $1,000.

Month	Transfer Amount	Sub-Account F Accumulation Unit Value	Number of Accumulation Units Purchased	Number of Accumulation Units Owned	Sub-Account F Value
1	$100	$10.00	10	10.00	$100.00
2	100	10.50	9.52	19.52	204.96
3	100	10.75	9.30	28.82	309.81
4	100	11.00	9.09	37.91	417.01
5	100	10.25	9.75	47.66	488.51
6	100	9.95	10.05	57.71	574.21
7	100	9.80	10.20	67.91	665.51
8	100	9.85	10.15	78.06	768.89
9	100	10.25	9.75	87.81	900.05
10	100	11.25	8.88	96.69	1,087.76

Your average Accumulation Unit Value is $10.49 (add each Sub-Account F Accumulation Unit Value together and divide by 10), but your average cost is lower at $10.34 ($1,000 total transfers divided by 96.69 total units). Dollar Cost Averaging allowed you to take advantage to the fluctuations in the market as Sub-Account F increased and decreased in value without investing all your money at once and risk investing on a day where Sub-Account F experienced its highest value.

Dollar Cost Averaging - Earnings/Interest DCA [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging — Earnings/Interest DCA
Purpose of Benefit [Text Block]	Provides for regular transfers of earnings or interest from any Fund option or the Fixed Account (for class B shares), respectively, to one or more Fund options.
Brief Restrictions / Limitations [Text Block]	• Amounts can be transferred only to the Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
	• Program transfers do not count against transfer limitations.
Name of Benefit [Text Block]	Dollar Cost Averaging — Earnings/Interest DCA
Operation of Benefit [Text Block]

Dollar Cost Averaging Programs

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

•  DCA Plus

•  Fixed Amount DCA

•  Earnings/Interest DCA

DCA Plus — This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus is not available for C share class Contracts.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

•  Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

•  You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

•  Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

•  If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

•  If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

•  The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

•  You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (for class B shares) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (not available if the C share class Contract was selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Example

You decide you're going to enroll in Dollar Cost Averaging and transfer $100 monthly from Sub-Account A in your variable annuity to Sub-Account F on the first business day of each month. Every month, your $100 will purchase $100 worth of Accumulation Units of Sub-account F based on that day's Accumulation Unit Value for Sub-Account F.

The table below shows your $100 transfer amounts to Sub-Account F over ten months. Throughout these ten months, you transferred a total of $1,000.

Month	Transfer Amount	Sub-Account F Accumulation Unit Value	Number of Accumulation Units Purchased	Number of Accumulation Units Owned	Sub-Account F Value
1	$100	$10.00	10	10.00	$100.00
2	100	10.50	9.52	19.52	204.96
3	100	10.75	9.30	28.82	309.81
4	100	11.00	9.09	37.91	417.01
5	100	10.25	9.75	47.66	488.51
6	100	9.95	10.05	57.71	574.21
7	100	9.80	10.20	67.91	665.51
8	100	9.85	10.15	78.06	768.89
9	100	10.25	9.75	87.81	900.05
10	100	11.25	8.88	96.69	1,087.76

Your average Accumulation Unit Value is $10.49 (add each Sub-Account F Accumulation Unit Value together and divide by 10), but your average cost is lower at $10.34 ($1,000 total transfers divided by 96.69 total units). Dollar Cost Averaging allowed you to take advantage to the fluctuations in the market as Sub-Account F increased and decreased in value without investing all your money at once and risk investing on a day where Sub-Account F experienced its highest value.

Dollar Cost Averaging - Fixed Amount DCA [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging — Fixed Amount DCA
Purpose of Benefit [Text Block]	Provides for regular transfers of a fixed amount from any Fund option or the Fixed Account (for class B shares) to one or more Fund options.
Brief Restrictions / Limitations [Text Block]	• Amounts can be transferred only to one or more other Fund options.
• Transfers may be monthly or quarterly.
• Must make at least three transfers to remain in the program.
	• Program transfers do not count against transfer limitations.
Name of Benefit [Text Block]	Dollar Cost Averaging — Fixed Amount DCA
Operation of Benefit [Text Block]

Dollar Cost Averaging Programs

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

•  DCA Plus

•  Fixed Amount DCA

•  Earnings/Interest DCA

DCA Plus — This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus is not available for C share class Contracts.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

•  Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account or the Multi-Year Guaranteed Accounts) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

•  Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

•  You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

•  Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

•  If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

•  If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

•  The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

•  You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (for class B shares) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (not available if the C share class Contract was selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Example

You decide you're going to enroll in Dollar Cost Averaging and transfer $100 monthly from Sub-Account A in your variable annuity to Sub-Account F on the first business day of each month. Every month, your $100 will purchase $100 worth of Accumulation Units of Sub-account F based on that day's Accumulation Unit Value for Sub-Account F.

The table below shows your $100 transfer amounts to Sub-Account F over ten months. Throughout these ten months, you transferred a total of $1,000.

Month	Transfer Amount	Sub-Account F Accumulation Unit Value	Number of Accumulation Units Purchased	Number of Accumulation Units Owned	Sub-Account F Value
1	$100	$10.00	10	10.00	$100.00
2	100	10.50	9.52	19.52	204.96
3	100	10.75	9.30	28.82	309.81
4	100	11.00	9.09	37.91	417.01
5	100	10.25	9.75	47.66	488.51
6	100	9.95	10.05	57.71	574.21
7	100	9.80	10.20	67.91	665.51
8	100	9.85	10.15	78.06	768.89
9	100	10.25	9.75	87.81	900.05
10	100	11.25	8.88	96.69	1,087.76

Your average Accumulation Unit Value is $10.49 (add each Sub-Account F Accumulation Unit Value together and divide by 10), but your average cost is lower at $10.34 ($1,000 total transfers divided by 96.69 total units). Dollar Cost Averaging allowed you to take advantage to the fluctuations in the market as Sub-Account F increased and decreased in value without investing all your money at once and risk investing on a day where Sub-Account F experienced its highest value.

Earnings Protection Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Earnings Protection Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit equal to Contract Value plus 35% of growth (if any), which may result in a greater amount payable upon death compared to the standard death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	• Maximum age at time of election is age 80.
• May not be elected by non-natural Owners after the Contract has been issued.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• If there is no or negative Contract Growth, provides no benefit and the standard death benefit will apply.
• Benefit limited to Contract Value plus $1 million.
• Withdrawals may significantly reduce the benefit.
• Premium Payments may be subject to additional restrictions.
• May be voluntarily terminated under certain conditions.
• Annuitizing the Contract terminates the benefit.
• Other actions will cause the benefit to terminate (e.g., ownership changes).
	• May not be re-elected after termination.
Name of Benefit [Text Block]	Earnings Protection Death Benefit
Operation of Benefit [Text Block]

b. Earnings Protection Death Benefit (Optional Death Benefit)

Objective

To provide a Death Benefit equal to Contract Value plus 35% of Contract Growth (if any) that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

If there is no or negative growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

When can you buy this rider?

You may elect this rider at any time. Non-natural Owners cannot elect this rider after the Contract issue date.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date, not the Contract issue date. The starting values for determining your Death Benefit will be your Contract Value as of the rider effective date plus subsequent Premium Payments received after the rider effective date, and not your initial Premium Payment or any other prior values.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

Does electing this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The fee for the rider is based on the Earnings Protection Death Benefit Value and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account and the Multi-Year Guaranteed Accounts. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary up to the maximum described in the Fee Table.

Is this rider designed to pay you Death Benefits?

Yes. This Death Benefit is equal to the higher of A or B:

A = Contract Value; or

B = The Earnings Protection Death Benefit value.

The Earnings Protection Death Benefit value is calculated by multiplying the Contract Growth by the Earnings Protection Factor and adding that amount to the Contract Value. The Earnings Protection Factor is 35%. The Earnings Protection Factor will not change for your Contract. We may change the Earnings Protection Factor for newly issued contracts.

Please refer to the Earnings Protection Death Benefit Example Footnote 2 in Appendix A for an illustration of the Earnings Protection Death Benefit.

Contract Growth is calculated by subtracting the Cumulative Adjusted Premium from the Contract Value, subject to a floor of zero. If there is no growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

The Cumulative Adjusted Premium is equal to either your initial Premium Payment if you elect this rider at the time you purchase this contract, or your Contract Value on the day you add this rider to your contract after purchase. This amount is then increased by the amount of subsequent Premium Payments and reduced by the dollar amount of withdrawals in excess of Contract Growth.

Please refer to the Earnings Protection Death Benefit Example Footnote 5 in Appendix A for an illustration on the effects of subsequent Premium Payments.

The Death Benefit before the Annuity Commencement Date is limited to the Contract Value at the time we receive due proof of death, plus $1 million.

Please refer to the Earnings Protection Death Benefit Example in Appendix A for an illustration of the Death Benefit.

Does this rider replace the standard Death Benefit?

Yes, unless if there is no or negative growth, then the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

Can you terminate this rider?

Yes. You may terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate when a Death Benefit becomes payable on this Contract.

What effect do Partial Withdrawals have on your benefits under the rider?

Partial Withdrawals reduce your Contract Growth on a dollar-for-dollar basis, if any, thereby reducing the Earnings Protection Death Benefit.

Please refer to the Earnings Protection Death Benefit Example Footnotes 4 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

What happens if you change ownership?

An ownership change will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

Can your Spouse continue your Death Benefit?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

What happens if you annuitize your Contract?

This rider terminates once an Annuity Payout is elected. This means the Death Benefit terminates at that time without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent

Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for the benefit will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  Partial Withdrawals will trigger a dollar-for-dollar reduction to your Contract Growth. This will reduce the Earnings Protection Death Benefit.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 4. Fee Summary.

•  If this Contract is issued as an IRA or as part of any other tax-qualified retirement arrangement, the Required Minimum Distribution that must be taken with respect to this Contract may be higher if the rider is added to the Contract.

•  Any payment obligation we make under the Contract, including Death Benefits payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

Earnings Protection Death Benefit Rider Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Earnings Protection Death Benefit rider was elected. Hypothetical values for Performance, Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculation of the Death Benefit. Assume the Earnings Protection Factor is 35%. See the footnotes for further details.

Date	Performance	Premiums		Withdrawals		Contract Value	Cumulative Adjusted Premium		Contract Growth	Death Benefit
1/1/14		100,000		—		100,000	100,000		—	100,000
1/1/15	2.00%	—		—		102,000	100,000		2,000	102,700	(2)
1/1/16	–3.00%	—		—		98,940	100,000		—	98,940	(3)
1/2/17	0.00%	—		2,000	(4)	101,887	100,000	(4)	1,887	102,547
12/31/17	0.00%	—		—		101,887	100,000		1,887	102,547
1/1/18	0.00%	5,000	(5)	—		106,887	105,000	(5)	1,887	107,547
1/1/19	4.00%	—		7,000	(6)	104,162	104,162	(6)	—	104,162
1/1/20	2.00%	—		—		105,204	104,162		1,042	105,569

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Earnings Protection Death Benefit: Performance causes the Contract Value to exceed the Cumulative Adjusted Premium. The Earnings Protection Death Benefit is calculated as the Contract Value plus Contract Growth multiplied by the Earnings Protection Factor = 102,000 + (2,000 * 35%) = 102,700.

(3)  Death Benefit: When performance causes the Contract Value to fall below the Cumulative Adjusted Premium, there is no Contract Growth. Thus the Death Benefit is Contract Value.

(4)  Withdrawal (less than Contract Growth): Assume you take your first Partial Withdrawal of 2,000. Notice that since this amount is less than the Contract Growth prior to the withdrawal (3,887) the Cumulative Adjusted Premium is not reduced.

(5)  Subsequent Premium Payments: Assume you make a subsequent Premium Payment of 5,000. The Cumulative Adjusted Premium is calculated by adding the subsequent Premium Payment to the prior day's Cumulative Adjusted Premium amount = 5,000 + 100,000 = 105,000.

(6)  Withdrawal (exceeding Contract Growth): Assume you take a Partial Withdrawal of 7,000. This amount exceeds the Contract Growth prior to the withdrawal (6,162). The Cumulative Adjusted Premium is reduced by subtracting the dollar amount of the Partial Withdrawal that exceeds the Contract Growth prior to withdrawal = 105,000 – (7,000 – 6,162) = 104,162.

InvestEase [Member]
Prospectus:
Name of Benefit [Text Block]	InvestEase
Purpose of Benefit [Text Block]	Electronic transfer of funds from your bank account into your Contract on a monthly or quarterly basis.
Brief Restrictions / Limitations [Text Block]	• Minimum amount for each transfer is $50. • Cannot use this Program to invest in the DCA Plus Fixed Account or the Multi-Year Guaranteed Accounts.
Name of Benefit [Text Block]	InvestEase
Operation of Benefit [Text Block]

InvestEase

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account or the Multi-Year Guaranteed Accounts.

Example

You decide to enroll in our InvestEase program by investing $100 monthly from either your checking or savings account into your variable annuity on the first business day of each month. Every month your bank will electronically transfer $100 to us to invest in your variable annuity according to the allocation instructions you provided us. Using InvestEase will allow you the opportunity to take advantage of market fluctuations and over time, benefit from a lower average cost, similar to Dollar Cost Averaging (see Dollar Cost Averaging example on page 23). It also allows you the convenience of automatically investing without writing and mailing in checks.

Lifetime Spending Account [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Offered Ending [Date]	May 01, 2017
Name of Benefit [Text Block]	Lifetime Spending Account
Purpose of Benefit [Text Block]	Provides a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that fluctuate based on investment performance and may be increased by Deferral Bonuses.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	• No longer available for election.
• If elected after Contract issuance, benefits are calculated beginning on the date of benefit election, not the date of Contract issuance.
• Lifetime Annual Payments are not guaranteed until age 59 1/2.
• Smoothing feature limits increases or decreases in Lifetime Annual Payments to 10% from one year to the next.
• Withdrawals taken prior to 59 1/2 are not guaranteed to be available throughout your lifetime.
• Excess and early withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, or terminate the benefit.
• Premium Payments may be subject to additional restrictions.
• May decline a charge increase and no future charge increases will apply, but Lifetime Withdrawal Percentage will be irrevocably reduced by 1%.
• Annuitizing the Contract may terminate the benefit.
• May not be voluntarily terminated.
• Other actions will cause the benefit to terminate (e.g., Covered Life changes).
	• May not be re-elected after termination.
Name of Benefit [Text Block]	Lifetime Spending Account
Operation of Benefit [Text Block]

a. Lifetime Spending Account (This rider is not available for election on or after May 1, 2017.)

Objective

The objective of the Lifetime Spending Account is to provide a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that will fluctuate based on the performance of your Contract Value and be increased for Deferral Bonuses.

Before electing the Lifetime Spending Account, you should carefully consider and discuss with your Financial Intermediary. Lifetime Annual Payments are not guaranteed until the relevant Covered Life attains age 59 1/2 and Lifetime Annual Payments are only available after annuitization provided the Contract Owner elects the Variable Dollar Amount Annuity Payout. Please review these conditions carefully.

Please consider the following prior to electing the rider:

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature. The Smoothing feature limits the increase or decrease of the Lifetime Annual Payment to 10% from one year to the next. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section of this prospectus for additional information.

•  Excess Withdrawals will reduce the rider's benefit, as described below.

How does the rider help achieve this goal?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of the Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a 6% annual Deferral Bonus. After annuitization, Lifetime Annual Payments continue provided the Variable Dollar Amount Annuity Payout annuitization option is elected. The Variable Dollar Amount Annuity Payout is not the default annuitization option and must be elected. Please refer to Option 7 in Section 8.d. Annuity Payouts for additional information on Variable Dollar Amount Annuity Payouts.

When can you buy this rider?

This rider is not available for election on or after May 1, 2017.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date not the Contract issue date. The starting values for determining your Withdrawal Base and Deferral Bonus Base will be your Contract Value as of the rider effective date, not your initial Premium Payment or any other prior values.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 85.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the oldest Owner, or Annuitant in the case of a non-natural Owner, is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

Does buying this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The rider has a current charge and maximum rider charge, and both are based on your Contract Value. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.25% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable, and no future Lifetime Spending Account rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Contract Value immediately prior to such termination or full Surrender.

Does your benefit base change under this rider?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

•  Withdrawal Base

The Withdrawal Base is used to calculate your Lifetime Annual Payment under the Lifetime Spending Account. With the Lifetime Spending Account you receive a 6% Deferral Bonus every year until you make a withdrawal.

If you elect this rider at the time you purchase your Contract, your initial Withdrawal Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base may fluctuate based on Contract Value performance, Deferral Bonuses, subsequent Premium Payments, or Excess Withdrawals.

If you are electing this rider after your Contract has been issued, the initial Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. Effectively, the Withdrawal Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at a rate less than 4% annually. The calculation for the reset is equal to (A) times (B) divided by (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Cumulative Net Investment Return is the cumulative change in Contract Value since the last Assumed Investment Return Adjustment. Prior to the first Assumed Investment Return Adjustment, the cumulative changes in Contract Value will be measured since the effective date of the Lifetime Spending Account rider.

Because we apply the 4% annual Assumed Investment Return daily, we convert the 4% to a daily rate which is your Modal Assumed Investment Return. The Assumed Investment Return will not change for your Contract. We may change the Assumed Investment Return for newly issued contracts.

When the Valuation Day occurs on a Contract Anniversary, the reset is equal to (A) times (B) divided by (C), as defined above, plus any applicable Deferral Bonus.

Please refer to the Lifetime Spending Account Example Footnotes 2, 3, and 4 in Appendix A for an illustration of ways your Withdrawal Base may reset based on Contract Value performance and a Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base and Contract Value by the dollar amount of that Premium Payment. Please refer to the Lifetime Spending Account Example Footnote 9 in Appendix A for illustrations on the effects of subsequent Premium Payments.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

•  Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base.

•  Excess Withdrawals will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

•  Any Partial Withdrawal taken before age 59 1/2 is an Excess Withdrawal.

Your Withdrawal Base can never be less than $0.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Spending Account?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Lifetime Spending Account Example Footnotes 5 and 8 in Appendix A for illustrations of withdrawals.

Deferral Bonus Base

The Deferral Bonus Base is used to calculate your Deferral Bonus. It is similar to the Withdrawal Base, except it does not increase by the amount of Deferral Bonuses.

The Deferral Bonus for the Lifetime Spending Account is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

The Deferral Bonus Period will cease upon the earlier of the 100th Contract Anniversary following the rider effective date, Annuity Commencement Date, or when you take your first Partial Withdrawal.

If you elect this rider at the time you purchase your Contract, your initial Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Your Deferral Bonus Base may fluctuate based on Contract Value performance or subsequent Premium Payments.

If you elect this rider after your Contract has been issued, your initial Deferral Bonus Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Deferral Bonus Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. The reset is identical to the daily reset of the Withdrawal Base as described previously. Effectively, the Deferral Bonus Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at less than 4% annually. The calculation for the Deferral Bonus Base reset is equal to the sum of (A) times (B) divided by (C) where:

A = Your Deferral Bonus Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Please refer to the Lifetime Spending Account Example Footnotes 2 and 3 in Appendix A for illustrations of ways your Deferral Bonus Base may reset.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. Your Deferral Bonus Base can never be less than $0.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

Is this rider designed to pay you withdrawal benefits for your lifetime?

Yes. However, withdrawals taken prior to the Minimum Income Age (59 1/2) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section below for more information.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), should your Contract Value go below the Minimum Contract Value then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?" Prior to the relevant Covered Life attaining the Minimum Income Age (59 1/2), should your Contract Value fall below the Minimum Contract Value then in effect, your Lifetime Annual Payments will be zero until the relevant Covered Life attains the Minimum Income Age. Once your Contract Value is reduced below the Minimum Contract Value, any Partial Withdrawals greater than your Lifetime Annual Payments will terminate your rider and result in the contract being liquidated.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage subject to the Smoothing feature. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)  Contract Anniversary;

b)  A subsequent Premium Payment;

c)  An Excess Withdrawal; or

d)  A change of Owner, because of Spousal Contract continuation.

Subsequent Premium Payments will immediately increase your Lifetime Annual Payments and Contract Value. Subsequent Premium Payments will not be subject to the Smoothing Feature, if and until, a Contract Anniversary.

The applicable Lifetime Withdrawal Percentages are as follows:

	Lifetime Withdrawal Percentage
Age	Single Option	Joint/Spousal Option
59 1/2 – 64	5.50%	5.00%
65 – 69	5.75%	5.25%
70 – 74	6.25%	5.75%
75 – 79	7.00%	6.50%
80 – 84	7.75%	7.25%
85 – 89	8.75%	8.25%
90+	10.25%	9.75%

Withdrawals taken prior to age 59 1/2 may be subject to an additional 10% tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the additional 10% tax, a series of substantially equal periodic payments must last until the later of 5 years from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax adviser.

•  The Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

•  If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal.

Will the amount of my withdrawal benefit fluctuate?

Yes, your Lifetime Annual Payment will fluctuate based on the performance of the Contract Value compared to the 4% Assumed Investment Return. The greater the positive or negative difference between the Contract Value performance and the 4% Assumed Investment Return, the greater the increase or decrease in the Lifetime Annual Payment, subject to the Smoothing feature.

The Smoothing feature limits the annual change in your Lifetime Annual Payments after the first Partial Withdrawal to no more than plus or minus 10% of your prior Lifetime Annual Payment. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. It is possible that even if your Contract Value increases, your Lifetime Annual Payment may not increase due to the Smoothing feature. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence.

Please refer to the Lifetime Spending Account Example Footnotes 6 and 7 in Appendix A for illustrations of Lifetime Annual Payments.

Is this rider designed to pay you Death Benefits?

No.

Does this rider replace the standard Death Benefit?

No.

Can you revoke this rider?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time prior to annuitization. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base or any future Lifetime Annual Payments.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), if your Contract Value on any Contract Anniversary is ever reduced below the Minimum Contract Value described in Section 8.c. Surrenders and Partial Withdrawals as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Contract Value, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

•  Lifetime Annual Payments will continue and will not reduce the Contract Value;

•  Deferral Bonuses, if applicable, will no longer apply; and

•  All other privileges under the rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Contract Value, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

What happens if you change ownership?

An ownership change may terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change does not result in the change of a Covered Life or is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Spending Account?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

Can your Spouse continue your Lifetime Spending Account?

•  Single Life Option:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

•  Joint/Spousal Option:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

•  The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

•  The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

•  The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

•  The Lifetime Annual Payment will be recalculated; and

•  The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

What happens if you annuitize your Contract?

When you annuitize, you will have the opportunity to choose Fixed Dollar Amount Annuity Payouts or Variable Dollar Amount Annuity Payouts. In order to receive Lifetime Spending Account Lifetime Annual Payments after annuitization, the Variable Dollar Amount Annuity Payouts must be elected.

•  Fixed Dollar Amount Annuity Payouts

You may elect one of the standard fixed Annuity Payout Options offered by us under the Contract. For variable payouts, you must elect the Variable Dollar Amount Annuity Payouts. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized.

•  Variable Dollar Amount Annuity Payouts

To allow for continued variable Lifetime Annual Payments, you must elect Variable Dollar Amount Annuity Payouts.

Variable Dollar Amount Annuity Payouts may fluctuate annually based on the investment performance of the Sub-Account(s) in which you are invested. Any portion of your Contract Value invested outside of the Sub-Accounts including allocations to the Fixed Account and Multi-Year Guaranteed Accounts, at the Annuity Commencement Date will be reallocated proportionately based on your then current Sub-Account investment allocation.

On the Annuity Commencement Date, and each anniversary thereafter, we will calculate the Lifetime Annual Payment. We calculate the Lifetime Annual Payment by multiplying the Annuity Unit Values, which are the prices of the Annuity Units on the day of calculation, by the total number of Annuity Units summed across all the Sub-Accounts in which you are invested.

Please refer to the Variable Dollar Amount Annuity Payouts Example in Appendix A.

On the Annuity Commencement Date, we determine the number of Annuity Units for each applicable Sub-Account(s) based on the allocation to each Sub-Account. This number remains constant for the selected Sub-Account unless a Sub-Account Transfer occurs. The value of an Annuity Unit for each Sub-Account will be computed on each Valuation Day to reflect the investment experience of the applicable underlying Funds. The precise formula for these calculations is set forth below.

The number of Annuity Units for each of the applicable Sub-Account(s) will be equal to (A) divided by (B), times (C) divided by (D) where:

A = Sub-Account Value as of the current Valuation Day;

B = total Contract Value invested in Sub-Accounts as of the current Valuation Day;

C = your Lifetime Withdrawal Percentage times your Withdrawal Base as of the current Valuation Day; and

D = Annuity Unit Value as of the current Valuation Day.

Please refer to the Annuity Unit Value Example in Appendix A for an example of how the Annuity Unit is calculated.

The value of each Annuity Unit for each Sub-Account will be computed on each Valuation Day by multiplying (A) times (B) divided by (C) where:

A = value of the Annuity Unit for that Sub-Account as of the preceding Valuation Day;

B = Net Investment Factor for that Sub-Account for the Valuation Day for which the Annuity Unit Value is being calculated; and

C = 1 + the effective Assumed Investment Return for the number of days in the Valuation Period.

•  Variable Dollar Amount Annuity Payouts at Death

This annuity is payable until the death of the last surviving Covered Life. Upon election of the Variable Dollar Amount Annuity Payouts, we will calculate a minimum number of Annuity Payouts based on your Contract Value. At the death of the last surviving Covered Life, if the minimum number of Annuity Payouts have not been paid, your beneficiary will continue to receive the remaining Annuity Payouts.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance, or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for all benefits will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature.

•  The amount of your Lifetime Annual Payments may be reduced significantly if you experience investment losses prior to beginning Lifetime Annual Payments.

•  During a prolonged period of negative investment performance, your Lifetime Annual Payments may be reduced significantly.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, Covered Life changes and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

•  Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits.

•  This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

•  We may withdraw the rider for new Contract sales at any time.

•  Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

•  When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

•  Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an Annuity Payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 4. Fee Summary.

•  If enrolled in a Systematic Withdrawal Program for your Lifetime Annual Payment, we will automatically adjust payments if your Lifetime Annual Payment changes.

•  We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

•  The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

•  The Lifetime Spending Account is referred to as Variable Lifetime Withdrawal Benefit Rider in your Contract.

•  Any payment obligation we make under the Contract, including Optional Withdrawal Benefit payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

Lifetime Spending Account Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Lifetime Spending Account rider was elected. Hypothetical values for Cumulative Net Investment Return (NIR), Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculations of the Deferral Bonus Base, Withdrawal Base, Deferral Bonus and Lifetime Annual Payment (LAP). Assume a 6% Deferral Bonus percentage and a 5.5% Lifetime Withdrawal Percentage throughout the illustration. The LAP values shown assume a Smoothing percentage of 10%. Note that the Cumulative NIR is only displayed on dates where the value is needed to illustrate a rider value calculation. See the footnotes for further details.

Date	Cumulative NIR	Premiums		Withdrawals		Contract Value(1)	Deferral Bonus Base		Withdrawal Base		LAP
1/1/14	—	100,000		—		100,000	100,000		100,000		5,500
1/2/14	2.00%	—		—		102,000	101,989	(2)	101,989	(2)	5,609
12/30/14	—	—		—		106,016	101,961		101,961		5,608
12/31/14	–3.00%	—		—		102,836	98,891	(3)	98,891	(3)	5,439
1/1/15	0.00%	—		—		102,836	98,881		104,813	(4)	5,765
1/23/15	—	—		—		66,940	64,214		68,067		3,744
6/9/15	—	—		500	(5)	93,613	—	(5)	94,298		5,239
1/1/16	—	—		—		108,134	—		106,541		5,763	(6)
1/2/17	—	—		—		91,807	—		86,966		5,187	(7)
1/1/18	—	—		—		95,451	—		86,949		4,782
1/2/18	0.00%	—		10,000	(8)	85,451	—		81,937	(8)	4,507	(8)
5/3/18	—	—		—		86,575	—		81,942		4,507
5/4/18	0.00%	15,000	(9)	—		101,575	—		96,932	(9)	5,332	(9)

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Deferral Bonus Base and Withdrawal Base resets (increase): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 100,000 * (1 + 2%) / ((1.04) ^ (1/365)) = 101,989.

(3)  Deferral Bonus Base and Withdrawal Base resets (decrease): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 101,960.62 * (1 – 3%) / ((1.04) ^ (1/365)) = 98,891.

(4)  Deferral Bonus: On Contract Anniversaries prior to a Partial Withdrawal, the Withdrawal Base reset includes the addition of a Deferral Bonus calculated as the Deferral Bonus Base multiplied by the Deferral Bonus percentage. The Withdrawal Base is calculated as 98,891.17 * (1 + 0%) / (1.04 ^ (1/365)) + (98,880.55 * 6%) = 104,813.

(5)  Non-Excess Withdrawals: Assume a Partial Withdrawal of 500 is taken. Since this is the first Partial Withdrawal, the Deferral Bonus Period terminates and the Deferral Bonus Base resets to zero. There are no impacts on the other rider values since the Partial Withdrawal is not an Excess Withdrawal.

(6)  Lifetime Annual Payment (Smoothing feature - upside): Once a Partial Withdrawal is taken the Smoothing feature becomes applicable. The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 106,540.98 = 5,860, but due to the Smoothing feature is subject to a maximum of the prior day's Lifetime Annual Payment multiplied by one plus the Smoothing percentage = 5,239.36 * (1+10%) = 5,763. In situations where the increase in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a lower Lifetime Annual Payment than would have otherwise been provided.

(7)  Lifetime Annual Payment (Smoothing feature - downside): The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 86,965.93 = 4,783, but due to the Smoothing feature is subject to a minimum of the prior day's Lifetime Annual Payment multiplied by one minus the Smoothing percentage = 5,763.30 * (1 – 10%) = 5,187. In situations where the decrease in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a greater Lifetime Annual Payment than would have otherwise been provided.

(8)  Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the prior day's Withdrawal Base and the Lifetime Annual Payment by a factor calculated as the Contract Value after the Excess Withdrawal divided by the Contract Value immediately prior to the Excess Withdrawal less any portion of the withdrawal that is not an Excess Withdrawal = (85,450.72) / (95,450.72 – 4,782.20) = 0.942452. The remaining calculations are as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base multiplied by the factor multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = 86,949.14 * 0.942452 * ((1 + 0) / ((1.04) ^ (1/365))) = 81,937.

(B)  The Lifetime Annual Payment is reset by multiplying the prior day's Lifetime Annual Payment by the factor = 4,782.20 * 0.942452 = 4,507. There is zero available LAP for the remainder of the year.

(9)  Subsequent Premium Payments: A subsequent Premium Payment impacts the Withdrawal Base and the Lifetime Annual Payment calculations as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base plus the subsequent Premium Payment multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = (81,942.45 + 15,000) * (1 + 0)/((1.04) ^ (1/365)) = 96,932.

(B)  The Lifetime Annual Payment is calculated as the prior day's Lifetime Annual Payment plus the subsequent Premium Payment multiplied by the Lifetime Withdrawal Percentage = 4,507.00 + (15,000 * 5.5%) = 5,332.

Variable Dollar Amount Annuity Payouts Example

Assume a contract with the Lifetime Spending Account rider reaches its Annuity Commencement Date (ACD) on 1/1/2014 and a Variable Dollar Amount Annuity Payouts option is elected. As of 1/1/2014 there is $2,500 invested in Sub-Account A and $7,500 invested in Sub-Account B. Assume the number of Annuity Units is 150 for Sub-Account A and 375 for Sub-Account B. The table below illustrates how the Lifetime Annual Payments are determined on the ACD and each anniversary thereafter under future hypothetical Annuity Unit Values (AnnUV) for each Sub-Account.

Date	Sub-Account A Annuity Unit Value(1)	Sub-Account B Annuity Unit Value(1)	Lifetime Annual Payment
1/1/2014	10.00	12.00	6,000
1/1/2015	10.90	12.84	6,450	(2)
1/1/2016	11.77	12.97	6,629
1/1/2017	13.18	14.66	7,292	(3)
1/1/2018	11.47	12.46	6,563	(4)

(1)  For illustration purposes only. Does not indicate actual Sub-Account performance.

(2)  Lifetime Annual Payment: The Lifetime Annual Payment is re-determined on each ACD anniversary = AnnUV A * Annuity Units A + AnnUV B * Annuity Units B = 10.90 * 150 + 12.84 * 375 = 6,450.

(3)  Lifetime Annual Payment (Smoothing feature - upside): The Lifetime Annual Payment on 1/1/2017 is impacted by the Smoothing feature which caps the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one plus the smoothing percentage = 6,629 * (1 + 10%) = 7,292.

(4)  Lifetime Annual Payment (Smoothing feature - downside): The Lifetime Annual Payment on 1/1/2018 is impacted by the Smoothing feature which floors the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one minus the smoothing percentage = 7,292 * (1 – 10%) = 6,563.

Nursing Home Waiver [Member]
Prospectus:
Name of Benefit [Text Block]	Nursing Home Waiver
Purpose of Benefit [Text Block]	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.
Brief Restrictions / Limitations [Text Block]	• CDSC waived if Owner or joint Owner confined to a certified long-term care facility or other eligible facility (subject to certain requirements) for at least 90 calendar days.
• Must own contract continuously since date of issue.
• Not available if Owner or joint Owner was confined in an eligible nursing home or facility when Contract was issued.
• Does not apply to CDSCs on Premium Payments made while you are confined to an eligible nursing home or facility.
	• Can be used any time after the first 90 days in an eligible nursing home or facility until 91 days after exiting such nursing home or facility.
Name of Benefit [Text Block]	Nursing Home Waiver
Benefit Standard or Optional [Text Block]

•  If you are a patient in a certified long-term care facility or other eligible facility — CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner, or Annuitant in the case of a non-natural Owner, are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

For this waiver to apply, you must:

•  have owned the Contract continuously since it was issued,

•  provide written proof of your eligibility satisfactory to us, and

•  request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

Static Asset Allocation Models [Member]
Prospectus:
Name of Benefit [Text Block]	Static Asset Allocation Models
Purpose of Benefit [Text Block]	Model allocations among Fund options that may be based on factors such as, e.g., risk, investment time horizon, or certain Funds or Fund complexes.
Brief Restrictions / Limitations [Text Block]	• May invest through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested.
• Investments will be automatically rebalanced quarterly.
• Fixed Account and Multi-Year Guaranteed Accounts excluded from models.
• You will not be provided with information regarding model updates.
• Your allocations will not be automatically changed if there are model updates.
	• Program transfers do not count against transfer limitations.
Name of Benefit [Text Block]	Static Asset Allocation Models
Operation of Benefit [Text Block]

Static Asset Allocation Models

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account or the Multi-Year Guaranteed Accounts. We may make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Financial Intermediary. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase, nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third- party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

Example

You have decided you want to invest in a static asset allocation model on a quarterly basis. You decide you're going to invest $300 a quarter into the model through InvestEase on the first business day of each quarter. The model you have chosen is one based on growth and your model is as follows:

ABC VP Growth Fund	25%
XYZ Growth Series	25%
QRS VT Equity Income Fund	20%
LMN Total Return Bond Fund	15%
HGI Bond Portfolio	15%
Total	100%

At the end of the first quarter, the values of each of these funds represent the following percentages:

ABC VP Growth Fund	18%
XYZ Growth Series	16%
QRS VT Equity Income Fund	26%
LMN Total Return Bond Fund	22%
HGI Bond Portfolio	18%
Total	100%

Because the percentages are no longer in alignment with the model's percentages, we will automatically transfer some of your funds in QRS VT Equity Income Fund, LMN Total Return Bond Fund, and HGI Bond Portfolio, which have all increased, to ABC VP Growth Fund and XYZ Growth Series, which have both decreased during the quarter, so the percentages allocated to each of those five funds will now equal the original model:

ABC VP Growth Fund	25%
XYZ Growth Series	25%
QRS VT Equity Income Fund	20%
LMN Total Return Bond Fund	15%
HGI Bond Portfolio	15%
Total	100%

Systematic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Provides for automatic partial withdrawals based on the amount and frequency that you select.
Brief Restrictions / Limitations [Text Block]	• Withdrawals may occur monthly, quarterly, semi-annually, or annually.
• Minimum withdrawal is $100.
• Withdrawals count against the Free Withdrawal Amount.
• Withdrawals may be subject to a CDSC and income taxes, including an additional 10% tax if taken prior to age 59 1/2.
	• If optional Lifetime Spending Account has been elected, withdrawal amounts will be automatically adjusted if Lifetime Annual Payments change.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]

Systematic Withdrawal Program

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, we may require payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 1. Glossary of Terms and Section 8.b. Sales Charges. Amounts received prior to age 59 1/2 may have adverse tax consequences, including an additional 10% federal income tax on the taxable portion of the withdrawal payment. You may be able to satisfy Code Section 72(t)/(q) requirements relating to "substantially equal periodic payments" by enrolling in this Program. Please see Section 13. Federal Tax Considerations and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

If you elected the Lifetime Spending Account rider and you enroll in a Systematic Withdrawal Program for your Lifetime Annual Payments, the systematic withdrawal feature will automatically increase or decrease your systematic withdrawal. At the time the Program is established, the systematic withdrawal will be set and will be equal to your current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the Contract Year. On the day a subsequent Premium Payment is received, a non-systematic withdrawal occurs, or the Contract Anniversary occurs, the systematic withdrawal will reset and will be equal to your then current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the contract year. This Program will terminate upon termination of the Lifetime Spending Account rider.

Example

You decide you need a Partial Withdrawal at least twice a year for personal reasons. You decide to enroll in our Systematic Withdrawal Program on a semi-annual basis. You have requested $2,000 net on the last business day of June and December, 10% federal tax withholding, no state tax withholding, and to liquidate the funds from ABC VP Growth Fund at 60% and OPQ Mid Cap Value Fund at 40% to be sent to your checking account. Every June and December, we will automatically transfer the $2,000 to your bank electronically after any applicable charges, and federal tax withholding. Using the Systematic Withdrawal Program allows you to conveniently receive funds from your annuity without having to mail in a request. However, should a transfer to your bank account occur during a down market, more Accumulation Units will need to be liquidated to meet your Partial Withdrawal needs. Over time, if the down market persists, your overall performance in the funds you are liquidating from will be lower.

Terminal Illness Waiver [Member]
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Allows for the waiver of CDSC applicable to Partial Withdrawals and full surrenders if certain requirements are met.
Brief Restrictions / Limitations [Text Block]	• CDSC waived if Owner or joint Owner diagnosed by a qualifying physician with a terminal illness and has a life expectancy of 12 months or less.
• Not available if Owner or joint Owner was diagnosed on or during the 12 months prior to the Contract issue date.
	• We reserve the right to require a secondary medical opinion by a qualifying physician of our choosing, for which we will pay.
Name of Benefit [Text Block]	Terminal Illness Waiver
Benefit Standard or Optional [Text Block]

•  If you have been diagnosed with a terminal illness — CDSC will be waived for a Partial Withdrawal or full Surrender of your Contract if you or the joint Owner, or Annuitant in the case of a non-natural Owner, were diagnosed by a qualifying Physician with a life expectancy of 12 months or less.

For this waiver to apply, you must:

•  have not been diagnosed on or during the 12 months prior to your Contract issue date,

•  provide written proof of your terminal illness satisfactory to us (we reserve the right to require a secondary medical opinion by a qualifying Physician of our choosing in which we will pay for such secondary medical opinion), and

•  request a Partial Withdrawal or the full Surrender of your Contract.

This waiver will terminate upon a change of any beneficial Owner. This waiver may not be available in all states.

Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the Contract Value.
Brief Restrictions / Limitations [Text Block]	• Withdrawals may significantly reduce the benefit. • May be replaced by the optional Death Benefit if elected. • Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]

a. Standard Death Benefit

What is the Death Benefit and how is it calculated?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. For example, if on such date the Contract Value is equal to $100,000 and the standard Death Benefit is payable, the Death Benefit will equal $100,000.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account and the Multi-Year Guaranteed Accounts for each Beneficiary's portion of the proceeds.

Partial Withdrawals under the Contract will reduce the standard Death Benefit on a dollar-for-dollar basis.

Please see the heading entitled "What kinds of full Surrenders and Partial Withdrawals are available? — Before the Annuity Commencement Date" in Section 8.c. Surrenders and Partial Withdrawals.

B Share [Member]
Prospectus:
Surrender Charge Phaseout Period, Years	5
Surrender Charge (of Other Amount) Maximum [Percent]	9.00%
Surrender Charge Example Maximum [Dollars]	$ 9,000
Deferred Sales Load, Footnotes [Text Block]	Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 8.b. Sales Charges, and the Contingent Deferred Sales Charge Examples 1-5 in Appendix A for more information on how CDSC is calculated.
Administrative Expense, Maximum [Dollars]	$ 50	[22]
Administrative Expense, Footnotes [Text Block]	Referred to as an Annual Maintenance Fee. Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%	[23]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include a Mortality and Expense Risk Charge of 0.80% for B shares and 0.95% for C shares; and an Administrative Charge of 0.20%. Base Contract Expenses do not reflect any applicable Fund Facilitation Fee, which is an annual charge deducted from Contract Value invested in certain Sub-Accounts.
Surrender Example [Table Text Block]	If you Surrender your Contract at the end of the applicable time period:
1 year	$14,529
3 years	$23,555
5 years	$32,459
10 years	$54,196

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,529
Surrender Expense, 3 Years, Maximum [Dollars]	23,555
Surrender Expense, 5 Years, Maximum [Dollars]	32,459
Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,196
Annuitize Example [Table Text Block]	If you annuitize at the end of the applicable time period:
1 year	$5,484
3 years	$16,509
5 years	$27,412
10 years	$54,146

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,484
Annuitized Expense, 3 Years, Maximum [Dollars]	16,509
Annuitized Expense, 5 Years, Maximum [Dollars]	27,412
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 54,146
No Surrender Example [Table Text Block]	If you do not Surrender your Contract:
1 year	$5,534
3 years	$16,559
5 years	$27,462
10 years	$54,196

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,534
No Surrender Expense, 3 Years, Maximum [Dollars]	16,559
No Surrender Expense, 5 Years, Maximum [Dollars]	27,462
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,196
B Share [Member] | Administrative Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.20%
B Share [Member] | Earnings Protection Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.25%.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.25%.
B Share [Member] | Lifetime Spending Account [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[25]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.50%.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[25]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.50%.
B Share [Member] | Mortality and Expense Risk Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.80%
B Share [Member] | Policy Year 1 [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	9.00%	[26]
B Share [Member] | Policy Year 2 [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%	[26]
B Share [Member] | Policy Year 3 [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%	[26]
B Share [Member] | Policy Year 4 [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.00%	[26]
B Share [Member] | Policy Year 5 [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%	[26]
B Share [Member] | Policy Year 6 and Thereafter [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%	[26]
C Share [Member]
Prospectus:
Surrender Charge (of Other Amount) Maximum [Percent]	0.00%
Surrender Charge Example Maximum [Dollars]	$ 0
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%	[26]
Deferred Sales Load, Footnotes [Text Block]	Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 8.b. Sales Charges, and the Contingent Deferred Sales Charge Examples 1-5 in Appendix A for more information on how CDSC is calculated.
Administrative Expense, Maximum [Dollars]	$ 50	[22]
Administrative Expense, Footnotes [Text Block]	Referred to as an Annual Maintenance Fee. Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%	[23]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include a Mortality and Expense Risk Charge of 0.80% for B shares and 0.95% for C shares; and an Administrative Charge of 0.20%. Base Contract Expenses do not reflect any applicable Fund Facilitation Fee, which is an annual charge deducted from Contract Value invested in certain Sub-Accounts.
Surrender Example [Table Text Block]	If you Surrender your Contract, or you do not Surrender your Contract, at the end of the applicable time period:
1 year	$5,686
3 years	$16,989
5 years	$28,132
10 years	$55,310

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,686
Surrender Expense, 3 Years, Maximum [Dollars]	16,989
Surrender Expense, 5 Years, Maximum [Dollars]	28,132
Surrender Expense, 10 Years, Maximum [Dollars]	$ 55,310
Annuitize Example [Table Text Block]	If you annuitize at the end of the applicable time period:
1 year	$5,636
3 years	$16,939
5 years	$28,082
10 years	$55,260

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,636
Annuitized Expense, 3 Years, Maximum [Dollars]	16,939
Annuitized Expense, 5 Years, Maximum [Dollars]	28,082
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 55,260
No Surrender Example [Table Text Block]	If you Surrender your Contract, or you do not Surrender your Contract, at the end of the applicable time period:
1 year	$5,686
3 years	$16,989
5 years	$28,132
10 years	$55,310

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,686
No Surrender Expense, 3 Years, Maximum [Dollars]	16,989
No Surrender Expense, 5 Years, Maximum [Dollars]	28,132
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 55,310
C Share [Member] | Administrative Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.20%
C Share [Member] | Earnings Protection Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.25%.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%	[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.25%.
C Share [Member] | Lifetime Spending Account [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[25]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.50%.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%	[25]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	The current rider charge is 0.50%.
C Share [Member] | Mortality and Expense Risk Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.95%

[1]	As a percentage of average daily Contract Value excluding Fixed Account and Multi-Year Guaranteed Account investments.
[2]	As a percentage of Fund net assets, plus any applicable Fund Facilitation Fee.
[3]	As a percentage of Earnings Protection Death Benefit value.
[4]	As a percentage of Contract Value.
[5]	This Fund's annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
[6]	This Fund employs a managed volatility strategy.
[7]	Effective May 1, 2024, Calvert VP EAFE International Index Portfolio was renamed CVT EAFE International Index Portfolio.
[8]	Effective May 1, 2024, Calvert VP Investment Grade Bond Index Portfolio was renamed CVT Investment Grade Bond Index Portfolio.
[9]	Effective May 1, 2024, Calvert VP Nasdaq 100 Index Portfolio was renamed CVT NASDAQ 100 Index Portfolio.
[10]	Effective May 1, 2024, Calvert VP Russell 2000 Small Cap Index Portfolio was renamed CVT Russell 2000 Small Cap Index Portfolio.
[11]	Effective May 1, 2024, Calvert VP S&P MidCap 400 Index Portfolio was renamed CVT S&P MidCap 400 Index Portfolio.
[12]	Effective April 30, 2024, Delaware VIP Real Estate Securities was liquidated and proceeds were allocated to Invesco V.I. Government Money Market Fund.
[13]	Effective April 26, 2024, American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund.
[14]	Effective April 26, 2024, American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund.
[15]	Effective April 26, 2024, American Century VP Value Fund reorganized into the LVIP American Century Value Fund.
[16]	Effective May 1, 2024, Delaware Ivy VIP Asset Strategy was renamed Macquarie VIP Asset Strategy Series.
[17]	Effective May 1, 2024, Delaware Ivy VIP Core Equity was renamed Macquarie VIP Core Equity Series.
[18]	Effective May 1, 2024, Delaware Ivy VIP International Core Equity was renamed Macquarie VIP International Core Equity Series.
[19]	Effective May 1, 2024, Delaware Ivy VIP Value was renamed Macquarie VIP Value Series.
[20]	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
[21]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
[22]	Referred to as an Annual Maintenance Fee. Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.
[23]	Base Contract Expenses include a Mortality and Expense Risk Charge of 0.80% for B shares and 0.95% for C shares; and an Administrative Charge of 0.20%. Base Contract Expenses do not reflect any applicable Fund Facilitation Fee, which is an annual charge deducted from Contract Value invested in certain Sub-Accounts.
[24]	The current rider charge is 0.25%.
[25]	The current rider charge is 0.50%.
[26]	Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 8.b. Sales Charges, and the Contingent Deferred Sales Charge Examples 1-5 in Appendix A for more information on how CDSC is calculated.